Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Partners, Inc.
Entity Central Index Key	0001039001
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000020707
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class ADV
Trading Symbol	IOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Line Graph [Table Text Block]
	Class ADV	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,515	$9,685
2016	$10,068	$9,887
2017	$10,980	$10,618
2018	$10,704	$10,491
2019	$11,504	$11,208
2020	$12,491	$12,239
2021	$11,840	$11,663
2022	$9,620	$9,768
2023	$10,161	$10,326
2024	$10,015	$10,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	-1.44%	-2.74%	0.01%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

AssetsNet	$ 101,514,887
Holdings Count | Holding	784
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,514,887 # of Portfolio Holdings784 Portfolio Turnover Rate149% Investment Advisory Fees Paid$442,064
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Material Fund Change [Text Block]
C000020708
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class I
Trading Symbol	IOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,568	$9,685
2016	$10,171	$9,887
2017	$11,155	$10,618
2018	$10,918	$10,491
2019	$11,794	$11,208
2020	$12,880	$12,239
2021	$12,265	$11,663
2022	$10,015	$9,768
2023	$10,640	$10,326
2024	$10,537	$10,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	-0.97%	-2.23%	0.52%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

AssetsNet	$ 101,514,887
Holdings Count | Holding	784
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,514,887 # of Portfolio Holdings784 Portfolio Turnover Rate149% Investment Advisory Fees Paid$442,064
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Material Fund Change [Text Block]
C000020709
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class S
Trading Symbol	IOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to positive sector allocations & security selections, while duration & currency decisions detracted.

↑ Top contributors to performance: Allocation to securitized credit contributed broadly over the period. The largest contributions were sourced from collateralized mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT). Allocation to corporate credit also contributed over the period, albeit to a lesser extent.

↓ Top detractors from performance: Developed market and emerging market rates positioning detracted over the period, along with a smaller detraction from currency decisions.  Derivatives negatively impacted performance for the year.

Line Graph [Table Text Block]
	Class S	Bloomberg Global Aggregate Index
2014	$10,000	$10,000
2015	$9,550	$9,685
2016	$10,125	$9,887
2017	$11,067	$10,618
2018	$10,815	$10,491
2019	$11,654	$11,208
2020	$12,685	$12,239
2021	$12,047	$11,663
2022	$9,819	$9,768
2023	$10,406	$10,326
2024	$10,279	$10,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	-1.22%	-2.48%	0.28%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%

AssetsNet	$ 101,514,887
Holdings Count | Holding	784
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$101,514,887 # of Portfolio Holdings784 Portfolio Turnover Rate149% Investment Advisory Fees Paid$442,064
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.2%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	8.9%
Commercial Mortgage-Backed Securities	9.2%
Mutual Funds	9.2%
U.S. Government Agency Obligations	9.7%
Asset-Backed Securities	9.9%
Collateralized Mortgage Obligations	13.6%
Corporate Bonds/Notes	17.6%
Sovereign Bonds	19.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.6%
China Government Bond, 3.250%, 11/22/28	4.3%
Voya VACS Series EMHCD Fund	3.6%
United States Treasury Notes, 4.250%, 11/15/34	3.1%
China Government Bond, 2.850%, 06/04/27	1.9%
China Government Bond, 3.290%, 05/23/29	1.9%
United States Treasury Bonds, 4.250%, 08/15/54	1.6%
United States Treasury Bonds, 4.625%, 11/15/44	1.6%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.6%
Ginnie Mae, 3.000%, 01/20/55	1.5%

Material Fund Change [Text Block]
C000020704
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class ADV
Trading Symbol	IGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,356	$9,764
2016	$10,326	$10,531
2017	$14,025	$13,056
2018	$12,115	$11,827
2019	$15,882	$14,973
2020	$20,200	$17,407
2021	$23,190	$20,634
2022	$15,705	$16,845
2023	$20,725	$20,585
2024	$22,552	$24,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.82%	7.26%	8.47%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

AssetsNet	$ 1,100,791,726
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,100,791,726 # of Portfolio Holdings67 Portfolio Turnover Rate126% Investment Advisory Fees Paid$6,715,930
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Material Fund Change [Text Block]
C000020705
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class I
Trading Symbol	IGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,413	$9,764
2016	$10,436	$10,531
2017	$14,243	$13,056
2018	$12,364	$11,827
2019	$16,297	$14,973
2020	$20,824	$17,407
2021	$24,025	$20,634
2022	$16,355	$16,845
2023	$21,676	$20,585
2024	$23,721	$24,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.43%	7.80%	9.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

AssetsNet	$ 1,100,791,726
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,100,791,726 # of Portfolio Holdings67 Portfolio Turnover Rate126% Investment Advisory Fees Paid$6,715,930
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Material Fund Change [Text Block]
C000020706
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S
Trading Symbol	IGMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,384	$9,764
2016	$10,380	$10,531
2017	$14,130	$13,056
2018	$12,239	$11,827
2019	$16,087	$14,973
2020	$20,500	$17,407
2021	$23,601	$20,634
2022	$16,026	$16,845
2023	$21,193	$20,585
2024	$23,119	$24,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	9.09%	7.52%	8.74%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

AssetsNet	$ 1,100,791,726
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,100,791,726 # of Portfolio Holdings67 Portfolio Turnover Rate126% Investment Advisory Fees Paid$6,715,930
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Material Fund Change [Text Block]
C000074828
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S2
Trading Symbol	IOGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI All Country World IndexSM due to unfavorable stock selection & allocation.

↑ Top contributors to performance: Industrials was our top performing sector led by gains from our top individual names Vertiv Holdings Co., and GE Aerospace. Consumer staples was the next best-performing sector led by Walmart Stores Inc.

↓ Top detractors from performance: The narrow market leadership led by some of the biggest market capitalization stocks presented a tough backdrop for the philosophy of identifying unrecognized change. Information technology was the worst-performing sector & Nvidia Corp. was the worst individual performer.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠
2014	$10,000	$10,000
2015	$10,374	$9,764
2016	$10,353	$10,531
2017	$14,071	$13,056
2018	$12,163	$11,827
2019	$15,965	$14,973
2020	$20,328	$17,407
2021	$23,359	$20,634
2022	$15,835	$16,845
2023	$20,917	$20,585
2024	$22,801	$24,185

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	9.00%	7.39%	8.59%
MSCI All Country World Index℠	17.49%	10.06%	9.23%

AssetsNet	$ 1,100,791,726
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,100,791,726 # of Portfolio Holdings67 Portfolio Turnover Rate126% Investment Advisory Fees Paid$6,715,930
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.6%
Indonesia	1.3%
Spain	1.6%
Italy	1.9%
China	1.9%
Netherlands	2.1%
Canada	2.4%
India	3.2%
Japan	3.7%
Switzerland	3.7%
United Kingdom	5.2%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Tesla, Inc.	3.7%
Apple, Inc.	3.5%
Cisco Systems, Inc.	3.3%
AT&T, Inc.	2.9%
Walmart, Inc.	2.8%
NVIDIA Corp.	2.8%
Sony Group Corp.	2.7%
Wheaton Precious Metals Corp.	2.4%
Fox Corp. - Class A	2.3%
London Stock Exchange Group PLC	2.2%

Material Fund Change [Text Block]
C000060439
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,820	$9,764	$10,055	$9,975
2016	$10,469	$10,531	$10,321	$10,755
2017	$11,969	$13,056	$10,687	$12,320
2018	$11,326	$11,827	$10,688	$11,701
2019	$13,381	$14,973	$11,620	$13,852
2020	$15,054	$17,407	$12,493	$15,406
2021	$16,590	$20,634	$12,300	$17,050
2022	$13,892	$16,845	$10,700	$14,812
2023	$15,746	$20,585	$11,291	$16,735
2024	$17,095	$24,185	$11,433	$18,148

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.57%	5.02%	5.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

AssetsNet	$ 968,465,587
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,465,587 # of Portfolio Holdings11 Portfolio Turnover Rate34% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000060440
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,875	$9,764	$10,055	$9,975
2016	$10,580	$10,531	$10,321	$10,755
2017	$12,150	$13,056	$10,687	$12,320
2018	$11,550	$11,827	$10,688	$11,701
2019	$13,718	$14,973	$11,620	$13,852
2020	$15,509	$17,407	$12,493	$15,406
2021	$17,169	$20,634	$12,300	$17,050
2022	$14,455	$16,845	$10,700	$14,812
2023	$16,468	$20,585	$11,291	$16,735
2024	$17,961	$24,185	$11,433	$18,148

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.07%	5.54%	6.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

AssetsNet	$ 968,465,587
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,465,587 # of Portfolio Holdings11 Portfolio Turnover Rate34% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000060441
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,850	$9,764	$10,055	$9,975
2016	$10,525	$10,531	$10,321	$10,755
2017	$12,063	$13,056	$10,687	$12,320
2018	$11,439	$11,827	$10,688	$11,701
2019	$13,551	$14,973	$11,620	$13,852
2020	$15,289	$17,407	$12,493	$15,406
2021	$16,882	$20,634	$12,300	$17,050
2022	$14,165	$16,845	$10,700	$14,812
2023	$16,105	$20,585	$11,291	$16,735
2024	$17,538	$24,185	$11,433	$18,148

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.90%	5.29%	5.78%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

AssetsNet	$ 968,465,587
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,465,587 # of Portfolio Holdings11 Portfolio Turnover Rate34% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000078381
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	IXXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,837	$9,764	$10,055	$9,975
2016	$10,498	$10,531	$10,321	$10,755
2017	$12,010	$13,056	$10,687	$12,320
2018	$11,375	$11,827	$10,688	$11,701
2019	$13,448	$14,973	$11,620	$13,852
2020	$15,158	$17,407	$12,493	$15,406
2021	$16,710	$20,634	$12,300	$17,050
2022	$14,003	$16,845	$10,700	$14,812
2023	$15,889	$20,585	$11,291	$16,735
2024	$17,273	$24,185	$11,433	$18,148

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	8.71%	5.13%	5.62%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

AssetsNet	$ 968,465,587
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,465,587 # of Portfolio Holdings11 Portfolio Turnover Rate34% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000154752
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2025 Portfolio
Class Name	Class Z
Trading Symbol	VSZBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in international equities, core fixed income & high yield were the biggest contributors. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,519	$9,234	$9,964	$9,600
2016	$10,217	$9,960	$10,228	$10,351
2017	$11,749	$12,347	$10,590	$11,857
2018	$11,192	$11,185	$10,591	$11,262
2019	$13,323	$14,161	$11,515	$13,331
2020	$15,103	$16,462	$12,379	$14,827
2021	$16,769	$19,514	$12,189	$16,409
2022	$14,130	$15,931	$10,603	$14,255
2023	$16,107	$19,468	$11,189	$16,106
2024	$17,578	$22,873	$11,329	$17,466

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	9.13%	5.70%	6.01%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2025 Index	8.44%	5.55%	5.94%

AssetsNet	$ 968,465,587
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$968,465,587 # of Portfolio Holdings11 Portfolio Turnover Rate34% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	42.1%
Fixed Income	57.8%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33.1%
Voya VACS Index Series S Portfolio	24.9%
Voya VACS Index Series I Portfolio	10.2%
Schwab U.S. TIPS ETF	8.6%
Voya U.S. Bond Index Portfolio - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya VACS Index Series MC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	3.3%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000105147
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	IDXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,970
2016	$10,633	$10,531	$10,321	$10,802
2017	$12,400	$13,056	$10,687	$12,551
2018	$11,582	$11,827	$10,688	$11,800
2019	$13,938	$14,973	$11,620	$14,204
2020	$15,782	$17,407	$12,493	$15,896
2021	$17,643	$20,634	$12,300	$17,901
2022	$14,664	$16,845	$10,700	$15,402
2023	$16,849	$20,585	$11,291	$17,681
2024	$18,513	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	9.87%	5.84%	6.35%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 933,173,517
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$933,173,517 # of Portfolio Holdings11 Portfolio Turnover Rate27% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Material Fund Change [Text Block]
C000105149
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	IDXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,997	$9,764	$10,055	$9,970
2016	$10,728	$10,531	$10,321	$10,802
2017	$12,567	$13,056	$10,687	$12,551
2018	$11,799	$11,827	$10,688	$11,800
2019	$14,280	$14,973	$11,620	$14,204
2020	$16,239	$17,407	$12,493	$15,896
2021	$18,252	$20,634	$12,300	$17,901
2022	$15,239	$16,845	$10,700	$15,402
2023	$17,603	$20,585	$11,291	$17,681
2024	$19,444	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.46%	6.37%	6.88%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 933,173,517
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$933,173,517 # of Portfolio Holdings11 Portfolio Turnover Rate27% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Material Fund Change [Text Block]
C000105146
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	IDXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,973	$9,764	$10,055	$9,970
2016	$10,680	$10,531	$10,321	$10,802
2017	$12,485	$13,056	$10,687	$12,551
2018	$11,686	$11,827	$10,688	$11,800
2019	$14,102	$14,973	$11,620	$14,204
2020	$15,999	$17,407	$12,493	$15,896
2021	$17,947	$20,634	$12,300	$17,901
2022	$14,949	$16,845	$10,700	$15,402
2023	$17,218	$20,585	$11,291	$17,681
2024	$18,968	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.17%	6.11%	6.61%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 933,173,517
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$933,173,517 # of Portfolio Holdings11 Portfolio Turnover Rate27% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Material Fund Change [Text Block]
C000105150
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	IDXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,942	$9,764	$10,055	$9,970
2016	$10,629	$10,531	$10,321	$10,802
2017	$12,403	$13,056	$10,687	$12,551
2018	$11,601	$11,827	$10,688	$11,800
2019	$13,979	$14,973	$11,620	$14,204
2020	$15,832	$17,407	$12,493	$15,896
2021	$17,733	$20,634	$12,300	$17,901
2022	$14,742	$16,845	$10,700	$15,402
2023	$16,958	$20,585	$11,291	$17,681
2024	$18,653	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	10.00%	5.94%	6.43%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 933,173,517
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$933,173,517 # of Portfolio Holdings11 Portfolio Turnover Rate27% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Material Fund Change [Text Block]
C000154758
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class Z
Trading Symbol	VSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield was the biggest contributor. Passive underlying funds in aggregate outperformed their respective benchmarks.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,577	$9,234	$9,964	$9,566
2016	$10,294	$9,960	$10,228	$10,365
2017	$12,079	$12,347	$10,590	$12,043
2018	$11,367	$11,185	$10,591	$11,321
2019	$13,777	$14,161	$11,515	$13,629
2020	$15,714	$16,462	$12,379	$15,252
2021	$17,700	$19,514	$12,189	$17,175
2022	$14,813	$15,931	$10,603	$14,778
2023	$17,112	$19,468	$11,189	$16,964
2024	$18,916	$22,873	$11,329	$18,643

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	10.54%	6.54%	6.81%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2030 Index	9.90%	6.46%	6.66%

AssetsNet	$ 933,173,517
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$933,173,517 # of Portfolio Holdings11 Portfolio Turnover Rate27% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	39.5%
Equity	60.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	15.5%
Voya U.S. Bond Index Portfolio - Class I	4.9%
Voya VACS Index Series MC Portfolio	4.9%
Voya VACS Index Series EM Portfolio	3.5%
Schwab U.S. TIPS ETF	3.0%
Voya Short Duration Bond Fund - Class R6	2.5%
Voya VACS Index Series SC Portfolio	2.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Material Fund Change [Text Block]
C000060446
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$9,764	$10,055	$9,965
2016	$10,557	$10,531	$10,321	$10,847
2017	$12,452	$13,056	$10,687	$12,775
2018	$11,549	$11,827	$10,688	$11,897
2019	$14,079	$14,973	$11,620	$14,535
2020	$16,029	$17,407	$12,493	$16,394
2021	$18,204	$20,634	$12,300	$18,840
2022	$14,902	$16,845	$10,700	$16,016
2023	$17,391	$20,585	$11,291	$18,680
2024	$19,393	$24,185	$11,433	$20,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.52%	6.61%	6.85%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

AssetsNet	$ 1,569,309,188
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,569,309,188 # of Portfolio Holdings10 Portfolio Turnover Rate23% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060443
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,853	$9,764	$10,055	$9,965
2016	$10,654	$10,531	$10,321	$10,847
2017	$12,641	$13,056	$10,687	$12,775
2018	$11,774	$11,827	$10,688	$11,897
2019	$14,433	$14,973	$11,620	$14,535
2020	$16,513	$17,407	$12,493	$16,394
2021	$18,852	$20,634	$12,300	$18,840
2022	$15,504	$16,845	$10,700	$16,016
2023	$18,180	$20,585	$11,291	$18,680
2024	$20,383	$24,185	$11,433	$20,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.12%	7.15%	7.38%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

AssetsNet	$ 1,569,309,188
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,569,309,188 # of Portfolio Holdings10 Portfolio Turnover Rate23% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060444
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,838	$9,764	$10,055	$9,965
2016	$10,602	$10,531	$10,321	$10,847
2017	$12,551	$13,056	$10,687	$12,775
2018	$11,657	$11,827	$10,688	$11,897
2019	$14,264	$14,973	$11,620	$14,535
2020	$16,278	$17,407	$12,493	$16,394
2021	$18,536	$20,634	$12,300	$18,840
2022	$15,209	$16,845	$10,700	$16,016
2023	$17,783	$20,585	$11,291	$18,680
2024	$19,890	$24,185	$11,433	$20,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.85%	6.88%	7.12%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

AssetsNet	$ 1,569,309,188
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,569,309,188 # of Portfolio Holdings10 Portfolio Turnover Rate23% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000078382
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	IXISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,822	$9,764	$10,055	$9,965
2016	$10,573	$10,531	$10,321	$10,847
2017	$12,491	$13,056	$10,687	$12,775
2018	$11,599	$11,827	$10,688	$11,897
2019	$14,161	$14,973	$11,620	$14,535
2020	$16,134	$17,407	$12,493	$16,394
2021	$18,337	$20,634	$12,300	$18,840
2022	$15,019	$16,845	$10,700	$16,016
2023	$17,545	$20,585	$11,291	$18,680
2024	$19,610	$24,185	$11,433	$20,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.77%	6.73%	6.97%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%

AssetsNet	$ 1,569,309,188
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,569,309,188 # of Portfolio Holdings10 Portfolio Turnover Rate23% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154753
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class Z
Trading Symbol	VSZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration & core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,452	$9,234	$9,964	$9,535
2016	$10,227	$9,960	$10,228	$10,379
2017	$12,157	$12,347	$10,590	$12,224
2018	$11,349	$11,185	$10,591	$11,383
2019	$13,945	$14,161	$11,515	$13,908
2020	$15,990	$16,462	$12,379	$15,687
2021	$18,294	$19,514	$12,189	$18,027
2022	$15,070	$15,931	$10,603	$15,325
2023	$17,694	$19,468	$11,189	$17,874
2024	$19,844	$22,873	$11,329	$19,909

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	12.15%	7.31%	7.35%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2035 Index	11.38%	7.44%	7.39%

AssetsNet	$ 1,569,309,188
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,569,309,188 # of Portfolio Holdings10 Portfolio Turnover Rate23% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	28.7%
Equity	71.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.8%
Voya VACS Index Series I Portfolio	18.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	7.1%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series SC Portfolio	2.7%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105151
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	IDXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,822	$9,764	$10,055	$9,960
2016	$10,575	$10,531	$10,321	$10,879
2017	$12,589	$13,056	$10,687	$12,932
2018	$11,590	$11,827	$10,688	$11,974
2019	$14,278	$14,973	$11,620	$14,772
2020	$16,431	$17,407	$12,493	$16,747
2021	$19,053	$20,634	$12,300	$19,519
2022	$15,532	$16,845	$10,700	$16,482
2023	$18,364	$20,585	$11,291	$19,476
2024	$20,753	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	13.01%	7.77%	7.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 1,014,668,275
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,014,668,275 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105153
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	IDXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,850	$9,764	$10,055	$9,960
2016	$10,662	$10,531	$10,321	$10,879
2017	$12,761	$13,056	$10,687	$12,932
2018	$11,800	$11,827	$10,688	$11,974
2019	$14,610	$14,973	$11,620	$14,772
2020	$16,893	$17,407	$12,493	$16,747
2021	$19,694	$20,634	$12,300	$19,519
2022	$16,134	$16,845	$10,700	$16,482
2023	$19,179	$20,585	$11,291	$19,476
2024	$21,780	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.56%	8.31%	8.09%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 1,014,668,275
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,014,668,275 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105155
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	IDXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,835	$9,764	$10,055	$9,960
2016	$10,611	$10,531	$10,321	$10,879
2017	$12,668	$13,056	$10,687	$12,932
2018	$11,689	$11,827	$10,688	$11,974
2019	$14,438	$14,973	$11,620	$14,772
2020	$16,653	$17,407	$12,493	$16,747
2021	$19,368	$20,634	$12,300	$19,519
2022	$15,824	$16,845	$10,700	$16,482
2023	$18,762	$20,585	$11,291	$19,476
2024	$21,255	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	13.29%	8.04%	7.83%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 1,014,668,275
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,014,668,275 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105154
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	IDXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,812	$9,764	$10,055	$9,960
2016	$10,580	$10,531	$10,321	$10,879
2017	$12,612	$13,056	$10,687	$12,932
2018	$11,616	$11,827	$10,688	$11,974
2019	$14,330	$14,973	$11,620	$14,772
2020	$16,503	$17,407	$12,493	$16,747
2021	$19,159	$20,634	$12,300	$19,519
2022	$15,628	$16,845	$10,700	$16,482
2023	$18,516	$20,585	$11,291	$19,476
2024	$20,942	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	13.11%	7.88%	7.67%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 1,014,668,275
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,014,668,275 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154759
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class Z
Trading Symbol	VSZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: The Fund’s underweight in high yield was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & overweight to duration, U.S. mid cap, U.S. small cap and core fixed income were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,425	$9,234	$9,964	$9,509
2016	$10,216	$9,960	$10,228	$10,387
2017	$12,245	$12,347	$10,590	$12,347
2018	$11,348	$11,185	$10,591	$11,432
2019	$14,081	$14,161	$11,515	$14,103
2020	$16,328	$16,462	$12,379	$15,989
2021	$19,081	$19,514	$12,189	$18,635
2022	$15,659	$15,931	$10,603	$15,736
2023	$18,628	$19,468	$11,189	$18,594
2024	$21,177	$22,873	$11,329	$20,987

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	13.68%	8.50%	8.07%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2040 Index	12.87%	8.27%	7.97%

AssetsNet	$ 1,014,668,275
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,014,668,275 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.6%
Equity	82.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	46.1%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.6%
Voya VACS Index Series MC Portfolio	5.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series SC Portfolio	3.3%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060447
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,795	$9,764	$10,055	$9,954
2016	$10,546	$10,531	$10,321	$10,904
2017	$12,651	$13,056	$10,687	$13,036
2018	$11,550	$11,827	$10,688	$12,027
2019	$14,355	$14,973	$11,620	$14,916
2020	$16,541	$17,407	$12,493	$16,954
2021	$19,394	$20,634	$12,300	$19,923
2022	$15,787	$16,845	$10,700	$16,767
2023	$18,819	$20,585	$11,291	$19,975
2024	$21,486	$24,185	$11,433	$22,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.17%	8.40%	7.95%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

AssetsNet	$ 1,290,784,821
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,290,784,821 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060448
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,839	$9,764	$10,055	$9,954
2016	$10,654	$10,531	$10,321	$10,904
2017	$12,836	$13,056	$10,687	$13,036
2018	$11,789	$11,827	$10,688	$12,027
2019	$14,723	$14,973	$11,620	$14,916
2020	$17,046	$17,407	$12,493	$16,954
2021	$20,090	$20,634	$12,300	$19,923
2022	$16,435	$16,845	$10,700	$16,767
2023	$19,695	$20,585	$11,291	$19,975
2024	$22,606	$24,185	$11,433	$22,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.78%	8.95%	8.50%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

AssetsNet	$ 1,290,784,821
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,290,784,821 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060449
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,814	$9,764	$10,055	$9,954
2016	$10,604	$10,531	$10,321	$10,904
2017	$12,747	$13,056	$10,687	$13,036
2018	$11,671	$11,827	$10,688	$12,027
2019	$14,536	$14,973	$11,620	$14,916
2020	$16,788	$17,407	$12,493	$16,954
2021	$19,736	$20,634	$12,300	$19,923
2022	$16,103	$16,845	$10,700	$16,767
2023	$19,250	$20,585	$11,291	$19,975
2024	$22,032	$24,185	$11,433	$22,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.45%	8.67%	8.22%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

AssetsNet	$ 1,290,784,821
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,290,784,821 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000078383
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,801	$9,764	$10,055	$9,954
2016	$10,573	$10,531	$10,321	$10,904
2017	$12,684	$13,056	$10,687	$13,036
2018	$11,604	$11,827	$10,688	$12,027
2019	$14,429	$14,973	$11,620	$14,916
2020	$16,645	$17,407	$12,493	$16,954
2021	$19,521	$20,634	$12,300	$19,923
2022	$15,912	$16,845	$10,700	$16,767
2023	$18,982	$20,585	$11,291	$19,975
2024	$21,706	$24,185	$11,433	$22,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.35%	8.51%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%

AssetsNet	$ 1,290,784,821
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,290,784,821 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154754
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class Z
Trading Symbol	VSZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & overweight to duration, U.S. small cap and U.S. mid cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,374	$9,234	$9,964	$9,487
2016	$10,167	$9,960	$10,228	$10,392
2017	$12,283	$12,347	$10,590	$12,425
2018	$11,297	$11,185	$10,591	$11,463
2019	$14,141	$14,161	$11,515	$14,217
2020	$16,416	$16,462	$12,379	$16,158
2021	$19,395	$19,514	$12,189	$18,988
2022	$15,884	$15,931	$10,603	$15,980
2023	$19,050	$19,468	$11,189	$19,038
2024	$21,877	$22,873	$11,329	$21,623

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	14.84%	9.12%	8.43%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2045 Index	13.58%	8.75%	8.31%

AssetsNet	$ 1,290,784,821
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,290,784,821 # of Portfolio Holdings10 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.5%
Equity	90.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	51.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.5%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105156
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	IDXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,803	$9,764	$10,055	$9,953
2016	$10,582	$10,531	$10,321	$10,922
2017	$12,711	$13,056	$10,687	$13,127
2018	$11,577	$11,827	$10,688	$12,084
2019	$14,424	$14,973	$11,620	$15,027
2020	$16,539	$17,407	$12,493	$17,110
2021	$19,387	$20,634	$12,300	$20,188
2022	$15,761	$16,845	$10,700	$16,964
2023	$18,862	$20,585	$11,291	$20,286
2024	$21,632	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.68%	8.44%	8.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 868,088,990
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$868,088,990 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105158
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	IDXQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,855	$9,764	$10,055	$9,953
2016	$10,695	$10,531	$10,321	$10,922
2017	$12,914	$13,056	$10,687	$13,127
2018	$11,817	$11,827	$10,688	$12,084
2019	$14,796	$14,973	$11,620	$15,027
2020	$17,053	$17,407	$12,493	$17,110
2021	$20,090	$20,634	$12,300	$20,188
2022	$16,415	$16,845	$10,700	$16,964
2023	$19,735	$20,585	$11,291	$20,286
2024	$22,748	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.27%	8.98%	8.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 868,088,990
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$868,088,990 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105160
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	IDXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,841	$9,764	$10,055	$9,953
2016	$10,647	$10,531	$10,321	$10,922
2017	$12,827	$13,056	$10,687	$13,127
2018	$11,713	$11,827	$10,688	$12,084
2019	$14,634	$14,973	$11,620	$15,027
2020	$16,820	$17,407	$12,493	$17,110
2021	$19,764	$20,634	$12,300	$20,188
2022	$16,104	$16,845	$10,700	$16,964
2023	$19,316	$20,585	$11,291	$20,286
2024	$22,217	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.02%	8.71%	8.31%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 868,088,990
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$868,088,990 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000105159
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	IDXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,817	$9,764	$10,055	$9,953
2016	$10,607	$10,531	$10,321	$10,922
2017	$12,750	$13,056	$10,687	$13,127
2018	$11,628	$11,827	$10,688	$12,084
2019	$14,500	$14,973	$11,620	$15,027
2020	$16,641	$17,407	$12,493	$17,110
2021	$19,525	$20,634	$12,300	$20,188
2022	$15,889	$16,845	$10,700	$16,964
2023	$19,033	$20,585	$11,291	$20,286
2024	$21,855	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.83%	8.55%	8.13%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 868,088,990
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$868,088,990 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154760
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class Z
Trading Symbol	VSZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap & duration as well as overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,398	$9,234	$9,964	$9,472
2016	$10,209	$9,960	$10,228	$10,395
2017	$12,355	$12,347	$10,590	$12,492
2018	$11,331	$11,185	$10,591	$11,500
2019	$14,228	$14,161	$11,515	$14,301
2020	$16,428	$16,462	$12,379	$16,283
2021	$19,405	$19,514	$12,189	$19,212
2022	$15,885	$15,931	$10,603	$16,144
2023	$19,122	$19,468	$11,189	$19,306
2024	$22,058	$22,873	$11,329	$22,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.36%	9.17%	8.53%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2050 Index	14.30%	9.06%	8.53%

AssetsNet	$ 868,088,990
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$868,088,990 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.5%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000079256
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,785	$9,764	$10,055	$9,946
2016	$10,530	$10,531	$10,321	$10,935
2017	$12,675	$13,056	$10,687	$13,174
2018	$11,550	$11,827	$10,688	$12,124
2019	$14,382	$14,973	$11,620	$15,092
2020	$16,525	$17,407	$12,493	$17,184
2021	$19,387	$20,634	$12,300	$20,310
2022	$15,750	$16,845	$10,700	$17,066
2023	$18,847	$20,585	$11,291	$20,414
2024	$21,637	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.80%	8.51%	8.02%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 861,540,105
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$861,540,105 # of Portfolio Holdings8 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000079257
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,834	$9,764	$10,055	$9,946
2016	$10,631	$10,531	$10,321	$10,935
2017	$12,866	$13,056	$10,687	$13,174
2018	$11,775	$11,827	$10,688	$12,124
2019	$14,745	$14,973	$11,620	$15,092
2020	$17,020	$17,407	$12,493	$17,184
2021	$20,075	$20,634	$12,300	$20,310
2022	$16,385	$16,845	$10,700	$17,066
2023	$19,717	$20,585	$11,291	$20,414
2024	$22,750	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.38%	9.06%	8.57%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 861,540,105
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$861,540,105 # of Portfolio Holdings8 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000081026
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	IISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,807	$9,764	$10,055	$9,946
2016	$10,581	$10,531	$10,321	$10,935
2017	$12,764	$13,056	$10,687	$13,174
2018	$11,658	$11,827	$10,688	$12,124
2019	$14,566	$14,973	$11,620	$15,092
2020	$16,768	$17,407	$12,493	$17,184
2021	$19,726	$20,634	$12,300	$20,310
2022	$16,065	$16,845	$10,700	$17,066
2023	$19,278	$20,585	$11,291	$20,414
2024	$22,189	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.10%	8.78%	8.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 861,540,105
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$861,540,105 # of Portfolio Holdings8 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000079258
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	IISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,796	$9,764	$10,055	$9,946
2016	$10,551	$10,531	$10,321	$10,935
2017	$12,714	$13,056	$10,687	$13,174
2018	$11,599	$11,827	$10,688	$12,124
2019	$14,462	$14,973	$11,620	$15,092
2020	$16,628	$17,407	$12,493	$17,184
2021	$19,526	$20,634	$12,300	$20,310
2022	$15,878	$16,845	$10,700	$17,066
2023	$19,027	$20,585	$11,291	$20,414
2024	$21,862	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.90%	8.62%	8.14%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 861,540,105
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$861,540,105 # of Portfolio Holdings8 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154756
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class Z
Trading Symbol	VSZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Fund's underweight in U.S. large cap & duration and overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,378	$9,234	$9,964	$9,457
2016	$10,150	$9,960	$10,228	$10,397
2017	$12,309	$12,347	$10,590	$12,526
2018	$11,295	$11,185	$10,591	$11,528
2019	$14,180	$14,161	$11,515	$14,350
2020	$16,404	$16,462	$12,379	$16,339
2021	$19,388	$19,514	$12,189	$19,311
2022	$15,860	$15,931	$10,603	$16,227
2023	$19,101	$19,468	$11,189	$19,410
2024	$22,059	$22,873	$11,329	$22,190

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.49%	9.24%	8.53%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2055 Index	14.32%	9.11%	8.60%

AssetsNet	$ 861,540,105
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$861,540,105 # of Portfolio Holdings8 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.5%
Equity	94.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.6%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000152048
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,770	$9,713	$9,949	$9,861
2016	$10,539	$10,476	$10,213	$10,855
2017	$12,694	$12,988	$10,574	$13,107
2018	$11,566	$11,766	$10,575	$12,065
2019	$14,413	$14,895	$11,497	$15,049
2020	$16,592	$17,316	$12,361	$17,154
2021	$19,520	$20,526	$12,170	$20,251
2022	$15,843	$16,757	$10,587	$17,009
2023	$18,959	$20,478	$11,172	$20,366
2024	$21,772	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class ADV	14.84%	8.60%	8.18%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 545,372,516
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$545,372,516 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000152047
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,820	$9,713	$9,949	$9,861
2016	$10,629	$10,476	$10,213	$10,855
2017	$12,872	$12,988	$10,574	$13,107
2018	$11,783	$11,766	$10,575	$12,065
2019	$14,766	$14,895	$11,497	$15,049
2020	$17,083	$17,316	$12,361	$17,154
2021	$20,190	$20,526	$12,170	$20,251
2022	$16,467	$16,757	$10,587	$17,009
2023	$19,820	$20,478	$11,172	$20,366
2024	$22,875	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class I	15.41%	9.15%	8.73%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 545,372,516
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$545,372,516 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000152049
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,790	$9,713	$9,949	$9,861
2016	$10,579	$10,476	$10,213	$10,855
2017	$12,776	$12,988	$10,574	$13,107
2018	$11,669	$11,766	$10,575	$12,065
2019	$14,572	$14,895	$11,497	$15,049
2020	$16,812	$17,316	$12,361	$17,154
2021	$19,831	$20,526	$12,170	$20,251
2022	$16,133	$16,757	$10,587	$17,009
2023	$19,372	$20,478	$11,172	$20,366
2024	$22,303	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S	15.13%	8.89%	8.45%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 545,372,516
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$545,372,516 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000152050
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,770	$9,713	$9,949	$9,861
2016	$10,544	$10,476	$10,213	$10,855
2017	$12,709	$12,988	$10,574	$13,107
2018	$11,597	$11,766	$10,575	$12,065
2019	$14,469	$14,895	$11,497	$15,049
2020	$16,664	$17,316	$12,361	$17,154
2021	$19,626	$20,526	$12,170	$20,251
2022	$15,941	$16,757	$10,587	$17,009
2023	$19,107	$20,478	$11,172	$20,366
2024	$21,966	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S2	14.96%	8.71%	8.28%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 545,372,516
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$545,372,516 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000154761
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class Z
Trading Symbol	VSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: The Fund’s overweight to core fixed income & underweight in international equities were the biggest contributors.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap and duration & overweight to U.S. mid cap, U.S. small cap & emerging market equities were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,388	$9,234	$9,964	$9,445
2016	$10,194	$9,960	$10,228	$10,397
2017	$12,359	$12,347	$10,590	$12,554
2018	$11,337	$11,185	$10,591	$11,556
2019	$14,241	$14,161	$11,515	$14,414
2020	$16,508	$16,462	$12,379	$16,431
2021	$19,562	$19,514	$12,189	$19,397
2022	$15,992	$15,931	$10,603	$16,291
2023	$19,265	$19,468	$11,189	$19,507
2024	$22,246	$22,873	$11,329	$22,323

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	15.48%	9.33%	8.62%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date 2060 Index	14.44%	9.14%	8.66%

AssetsNet	$ 545,372,516
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$545,372,516 # of Portfolio Holdings8 Portfolio Turnover Rate22% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.6%
Equity	94.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	23.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.0%
Voya VACS Index Series SC Portfolio	3.5%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000219031
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VIQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,662	$11,704	$10,004	$11,610
2021	$13,732	$13,874	$9,850	$13,720
2022	$11,142	$11,327	$8,568	$11,531
2023	$13,356	$13,841	$9,042	$13,820
2024	$15,354	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class ADV	14.96%	10.18%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 145,223,469
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$145,223,469 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000219027
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,679	$11,704	$10,004	$11,610
2021	$13,833	$13,874	$9,850	$13,720
2022	$11,281	$11,327	$8,568	$11,531
2023	$13,584	$13,841	$9,042	$13,820
2024	$15,690	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class I	15.51%	10.72%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 145,223,469
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$145,223,469 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000219028
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VIQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,672	$11,704	$10,004	$11,610
2021	$13,782	$13,874	$9,850	$13,720
2022	$11,203	$11,327	$8,568	$11,531
2023	$13,473	$13,841	$9,042	$13,820
2024	$15,515	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class S	15.15%	10.44%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 145,223,469
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$145,223,469 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000219029
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VIQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,659	$11,704	$10,004	$11,610
2021	$13,743	$13,874	$9,850	$13,720
2022	$11,167	$11,327	$8,568	$11,531
2023	$13,398	$13,841	$9,042	$13,820
2024	$15,412	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class S2	15.03%	10.27%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 145,223,469
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$145,223,469 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000219030
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class Z
Trading Symbol	VIQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: The Fund’s underweight to core fixed income was the biggest contributor.

↓ Top detractors from performance: Underlying fund selection & tactical asset allocation had a negative impact. The Portfolio’s underweight in U.S. large cap & duration and overweight to U.S. mid cap & U.S. small cap were the biggest detractors. Passive underlying funds in aggregate underperformed their respective benchmarks.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,689	$11,704	$10,004	$11,610
2021	$13,873	$13,874	$9,850	$13,720
2022	$11,338	$11,327	$8,568	$11,531
2023	$13,680	$13,841	$9,042	$13,820
2024	$15,814	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class Z	15.60%	10.91%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 145,223,469
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$145,223,469 # of Portfolio Holdings8 Portfolio Turnover Rate21% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.5%
Equity	95.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	54.0%
Voya VACS Index Series I Portfolio	24.6%
Voya VACS Index Series MC Portfolio	6.7%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series SC Portfolio	3.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.9%
Voya U.S. Bond Index Portfolio - Class I	1.1%
Voya Short Duration Bond Fund - Class R6	0.5%

Material Fund Change [Text Block]
C000060451
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,863	$9,764	$10,055	$9,982
2016	$10,327	$10,531	$10,321	$10,482
2017	$11,225	$13,056	$10,687	$11,377
2018	$10,832	$11,827	$10,688	$11,088
2019	$12,199	$14,973	$11,620	$12,566
2020	$13,509	$17,407	$12,493	$13,673
2021	$14,268	$20,634	$12,300	$14,372
2022	$12,190	$16,845	$10,700	$12,767
2023	$13,465	$20,585	$11,291	$14,088
2024	$14,318	$24,185	$11,433	$15,009

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.34%	3.26%	3.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

AssetsNet	$ 576,409,207
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$576,409,207 # of Portfolio Holdings11 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000060452
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,909	$9,764	$10,055	$9,982
2016	$10,426	$10,531	$10,321	$10,482
2017	$11,403	$13,056	$10,687	$11,377
2018	$11,056	$11,827	$10,688	$11,088
2019	$12,511	$14,973	$11,620	$12,566
2020	$13,927	$17,407	$12,493	$13,673
2021	$14,776	$20,634	$12,300	$14,372
2022	$12,688	$16,845	$10,700	$12,767
2023	$14,089	$20,585	$11,291	$14,088
2024	$15,063	$24,185	$11,433	$15,009

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.91%	3.78%	4.18%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

AssetsNet	$ 576,409,207
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$576,409,207 # of Portfolio Holdings11 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000060453
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,889	$9,764	$10,055	$9,982
2016	$10,378	$10,531	$10,321	$10,482
2017	$11,318	$13,056	$10,687	$11,377
2018	$10,950	$11,827	$10,688	$11,088
2019	$12,360	$14,973	$11,620	$12,566
2020	$13,726	$17,407	$12,493	$13,673
2021	$14,524	$20,634	$12,300	$14,372
2022	$12,444	$16,845	$10,700	$12,767
2023	$13,778	$20,585	$11,291	$14,088
2024	$14,690	$24,185	$11,433	$15,009

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.62%	3.51%	3.92%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

AssetsNet	$ 576,409,207
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$576,409,207 # of Portfolio Holdings11 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000078384
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IIIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,875	$9,764	$10,055	$9,982
2016	$10,348	$10,531	$10,321	$10,482
2017	$11,268	$13,056	$10,687	$11,377
2018	$10,886	$11,827	$10,688	$11,088
2019	$12,268	$14,973	$11,620	$12,566
2020	$13,592	$17,407	$12,493	$13,673
2021	$14,366	$20,634	$12,300	$14,372
2022	$12,287	$16,845	$10,700	$12,767
2023	$13,588	$20,585	$11,291	$14,088
2024	$14,470	$24,185	$11,433	$15,009

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.49%	3.36%	3.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

AssetsNet	$ 576,409,207
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$576,409,207 # of Portfolio Holdings11 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000154755
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class Z
Trading Symbol	VSZJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. Passive underlying funds in aggregate outperformed their respective benchmarks. The Fund’s underweight in core fixed income was the biggest contributor.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, emerging market equities & overweight to duration were the biggest detractors.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
5/1/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,695	$9,234	$9,964	$9,772
2016	$10,210	$9,960	$10,228	$10,262
2017	$11,184	$12,347	$10,590	$11,138
2018	$10,877	$11,185	$10,591	$10,855
2019	$12,331	$14,161	$11,515	$12,302
2020	$13,747	$16,462	$12,379	$13,386
2021	$14,629	$19,514	$12,189	$14,070
2022	$12,589	$15,931	$10,603	$12,498
2023	$13,971	$19,468	$11,189	$13,791
2024	$14,944	$22,873	$11,329	$14,693

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/1/2015)
Class Z	6.97%	3.92%	4.24%
MSCI All Country World Index℠	17.49%	10.06%	8.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.30%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.06%

AssetsNet	$ 576,409,207
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$576,409,207 # of Portfolio Holdings11 Portfolio Turnover Rate28% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	32.6%
Fixed Income	67.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	37.4%
Voya VACS Index Series S Portfolio	19.4%
Schwab U.S. TIPS ETF	10.1%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya VACS Index Series I Portfolio	7.4%
Voya U.S. Bond Index Portfolio - Class I	4.6%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya VACS Index Series MC Portfolio	2.8%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
C000027234
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IFTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,617	$9,434	$9,432
2016	$9,745	$9,859	$9,905
2017	$11,855	$12,539	$12,029
2018	$10,038	$10,759	$10,251
2019	$11,657	$13,073	$11,901
2020	$11,521	$14,465	$11,588
2021	$12,846	$15,596	$12,850
2022	$11,646	$13,101	$12,133
2023	$13,304	$15,146	$14,432
2024	$14,211	$15,985	$15,252

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.82%	4.04%	3.58%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

AssetsNet	$ 294,280,942
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$294,280,942 # of Portfolio Holdings179 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,887,297
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Material Fund Change [Text Block]
C000027235
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,666	$9,434	$9,432
2016	$9,844	$9,859	$9,905
2017	$12,044	$12,539	$12,029
2018	$10,244	$10,759	$10,251
2019	$11,960	$13,073	$11,901
2020	$11,875	$14,465	$11,588
2021	$13,309	$15,596	$12,850
2022	$12,125	$13,101	$12,133
2023	$13,928	$15,146	$14,432
2024	$14,934	$15,985	$15,252

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	7.23%	4.54%	4.09%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

AssetsNet	$ 294,280,942
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$294,280,942 # of Portfolio Holdings179 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,887,297
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Material Fund Change [Text Block]
C000027236
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,644	$9,434	$9,432
2016	$9,800	$9,859	$9,905
2017	$11,956	$12,539	$12,029
2018	$10,145	$10,759	$10,251
2019	$11,808	$13,073	$11,901
2020	$11,697	$14,465	$11,588
2021	$13,077	$15,596	$12,850
2022	$11,890	$13,101	$12,133
2023	$13,617	$15,146	$14,432
2024	$14,582	$15,985	$15,252

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	7.09%	4.31%	3.84%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

AssetsNet	$ 294,280,942
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$294,280,942 # of Portfolio Holdings179 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,887,297
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Material Fund Change [Text Block]
C000074834
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	ITFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2024, the Fund outperformed the MSCI EAFE® Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment & management pillars. The lower beta positioning was another major contributor. Stock selection within the financials, consumer staples & materials sectors were contributors. On the regional level, holdings in Europe (both Euro and Non-Euro), Asia Ex-Japan & the Pacific regions helped. Not owning Total Energies SE. & Stellantis N.V. as well as an overweight to Erste Group Bank AG were contributors.

↓ Top detractors from performance: Stock specific effects and the smaller market cap tilt were detractors. Stock selection within communication services, health care & industrials sectors were a headwind. Regionally, holdings in the Japan region detracted. Not owning Mitsubishi UFJ Financial Group, Inc., Sumitomo Mitsui Financial Group, Inc. & Toyota Motor Corp. were detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2014	$10,000	$10,000	$10,000
2015	$9,628	$9,434	$9,432
2016	$9,761	$9,859	$9,905
2017	$11,899	$12,539	$12,029
2018	$10,083	$10,759	$10,251
2019	$11,724	$13,073	$11,901
2020	$11,590	$14,465	$11,588
2021	$12,942	$15,596	$12,850
2022	$11,739	$13,101	$12,133
2023	$13,416	$15,146	$14,432
2024	$14,349	$15,985	$15,252

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.95%	4.12%	3.68%
MSCI All Country World Ex-U.S. Index℠	5.53%	4.10%	4.80%
MSCI EAFE Value® Index℠	5.68%	5.09%	4.31%

AssetsNet	$ 294,280,942
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$294,280,942 # of Portfolio Holdings179 Portfolio Turnover Rate71% Investment Advisory Fees Paid$1,887,297
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	9.2%
Singapore	2.5%
Norway	3.0%
Spain	3.5%
Italy	4.2%
Netherlands	5.8%
France	6.5%
Australia	7.6%
Germany	8.1%
Switzerland	10.0%
United Kingdom	15.2%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	2.8%
Shell PLC	2.4%
Allianz SE	2.0%
Deutsche Telekom AG	1.8%
Novartis AG	1.7%
Zurich Insurance Group AG	1.6%
BP PLC	1.5%
British American Tobacco PLC	1.4%
Holcim AG	1.2%
iShares MSCI EAFE Value ETF	1.2%

Material Fund Change [Text Block]
C000020726
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class ADV
Trading Symbol	ISZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,974	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,526	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,107	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,384	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,409	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,191	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$16,771	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$13,804	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$15,658	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$16,969	$24,185	$11,433	$18,148	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.38%	4.82%	5.43%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 377,024,944
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,024,944 # of Portfolio Holdings19 Portfolio Turnover Rate42% Investment Advisory Fees Paid$848,831
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Material Fund Change [Text Block]
C000020727
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class I
Trading Symbol	ISZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,019	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,633	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,294	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,621	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,750	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,655	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$17,371	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$14,376	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$16,386	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,841	$24,185	$11,433	$18,148	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.88%	5.35%	5.96%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 377,024,944
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,024,944 # of Portfolio Holdings19 Portfolio Turnover Rate42% Investment Advisory Fees Paid$848,831
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Material Fund Change [Text Block]
C000020728
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S
Trading Symbol	ISZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,991	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,579	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,197	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,498	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,581	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,421	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$17,065	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$14,086	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$16,013	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,385	$24,185	$11,433	$18,148	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.57%	5.06%	5.69%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 377,024,944
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,024,944 # of Portfolio Holdings19 Portfolio Turnover Rate42% Investment Advisory Fees Paid$848,831
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Material Fund Change [Text Block]
C000078368
Shareholder Report [Line Items]
Fund Name	Voya Solution 2025 Portfolio
Class Name	Class S2
Trading Symbol	ISPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2025 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield, core fixed income & international equities were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. TIPS & underweight to emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,977	$9,764	$10,055	$9,975	$10,048	$9,919
2016	$10,551	$10,531	$10,321	$10,755	$11,328	$10,018
2017	$12,141	$13,056	$10,687	$12,320	$13,722	$12,526
2018	$11,427	$11,827	$10,688	$11,701	$13,003	$10,798
2019	$13,475	$14,973	$11,620	$13,852	$17,036	$13,175
2020	$15,283	$17,407	$12,493	$15,406	$20,595	$14,205
2021	$16,886	$20,634	$12,300	$17,050	$25,880	$15,805
2022	$13,917	$16,845	$10,700	$14,812	$20,908	$13,521
2023	$15,799	$20,585	$11,291	$16,735	$26,335	$15,987
2024	$17,132	$24,185	$11,433	$18,148	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	8.44%	4.92%	5.53%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 377,024,944
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$377,024,944 # of Portfolio Holdings19 Portfolio Turnover Rate42% Investment Advisory Fees Paid$848,831
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	46.0%
Fixed Income	53.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.1%
Voya U.S. Stock Index Portfolio - Class I	11.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Schwab U.S. TIPS ETF	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	7.2%
Voya Multi-Manager International Equity Fund - Class I	7.1%
Voya Short Duration Bond Fund - Class R6	5.1%
Voya Large Cap Value Portfolio - Class R6	3.8%
Voya High Yield Bond Fund - Class R6	3.3%
Vanguard FTSE Developed Markets ETF	3.0%

Material Fund Change [Text Block]
C000105166
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	ISNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,018	$9,764	$10,055	$9,970
2016	$10,627	$10,531	$10,321	$10,802
2017	$12,457	$13,056	$10,687	$12,551
2018	$11,526	$11,827	$10,688	$11,800
2019	$13,847	$14,973	$11,620	$14,204
2020	$15,784	$17,407	$12,493	$15,896
2021	$17,719	$20,634	$12,300	$17,901
2022	$14,514	$16,845	$10,700	$15,402
2023	$16,743	$20,585	$11,291	$17,681
2024	$18,406	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	9.93%	5.86%	6.29%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 57,522,441
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,522,441 # of Portfolio Holdings20 Portfolio Turnover Rate48% Investment Advisory Fees Paid$85,074
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Material Fund Change [Text Block]
C000105168
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	ISNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,066	$9,764	$10,055	$9,970
2016	$10,725	$10,531	$10,321	$10,802
2017	$12,641	$13,056	$10,687	$12,551
2018	$11,759	$11,827	$10,688	$11,800
2019	$14,187	$14,973	$11,620	$14,204
2020	$16,259	$17,407	$12,493	$15,896
2021	$18,340	$20,634	$12,300	$17,901
2022	$15,096	$16,845	$10,700	$15,402
2023	$17,494	$20,585	$11,291	$17,681
2024	$19,344	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.57%	6.40%	6.82%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 57,522,441
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,522,441 # of Portfolio Holdings20 Portfolio Turnover Rate48% Investment Advisory Fees Paid$85,074
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Material Fund Change [Text Block]
C000105170
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	ISNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,052	$9,764	$10,055	$9,970
2016	$10,688	$10,531	$10,321	$10,802
2017	$12,568	$13,056	$10,687	$12,551
2018	$11,660	$11,827	$10,688	$11,800
2019	$14,033	$14,973	$11,620	$14,204
2020	$16,046	$17,407	$12,493	$15,896
2021	$18,051	$20,634	$12,300	$17,901
2022	$14,825	$16,845	$10,700	$15,402
2023	$17,131	$20,585	$11,291	$17,681
2024	$18,886	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.24%	6.12%	6.56%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 57,522,441
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,522,441 # of Portfolio Holdings20 Portfolio Turnover Rate48% Investment Advisory Fees Paid$85,074
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Material Fund Change [Text Block]
C000105169
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	ISNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,023	$9,764	$10,055	$9,970
2016	$10,641	$10,531	$10,321	$10,802
2017	$12,491	$13,056	$10,687	$12,551
2018	$11,566	$11,827	$10,688	$11,800
2019	$13,906	$14,973	$11,620	$14,204
2020	$15,877	$17,407	$12,493	$15,896
2021	$17,839	$20,634	$12,300	$17,901
2022	$14,626	$16,845	$10,700	$15,402
2023	$16,882	$20,585	$11,291	$17,681
2024	$18,589	$24,185	$11,433	$19,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	10.11%	5.98%	6.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

AssetsNet	$ 57,522,441
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$57,522,441 # of Portfolio Holdings20 Portfolio Turnover Rate48% Investment Advisory Fees Paid$85,074
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.0%
Equity	64.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	20.3%
Voya U.S. Stock Index Portfolio - Class I	18.0%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.1%
Vanguard FTSE Developed Markets ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Schwab U.S. TIPS ETF	3.0%
Voya Large Cap Value Portfolio - Class R6	2.9%
Voya Short Duration Bond Fund - Class R6	2.6%

Material Fund Change [Text Block]
C000020730
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,923	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,519	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,540	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,469	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$13,938	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$15,908	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,105	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,694	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,249	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,232	$24,185	$11,433	$20,806	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.50%	6.65%	6.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 565,344,046
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$565,344,046 # of Portfolio Holdings19 Portfolio Turnover Rate32% Investment Advisory Fees Paid$992,070
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Material Fund Change [Text Block]
C000020731
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,970	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,617	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,721	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,692	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,290	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,383	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,733	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$15,289	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$18,037	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$20,203	$24,185	$11,433	$20,806	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.01%	7.17%	7.29%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 565,344,046
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$565,344,046 # of Portfolio Holdings19 Portfolio Turnover Rate32% Investment Advisory Fees Paid$992,070
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Material Fund Change [Text Block]
C000020732
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,572	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,627	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,574	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,113	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,153	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,427	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,995	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,641	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,720	$24,185	$11,433	$20,806	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.79%	6.92%	7.03%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 565,344,046
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$565,344,046 # of Portfolio Holdings19 Portfolio Turnover Rate32% Investment Advisory Fees Paid$992,070
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Material Fund Change [Text Block]
C000078369
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	ISPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Price Diversified Mid Cap Growth & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,938	$9,764	$10,055	$9,965	$10,048	$9,919
2016	$10,544	$10,531	$10,321	$10,847	$11,328	$10,018
2017	$12,576	$13,056	$10,687	$12,775	$13,722	$12,526
2018	$11,518	$11,827	$10,688	$11,897	$13,003	$10,798
2019	$14,009	$14,973	$11,620	$14,535	$17,036	$13,175
2020	$16,012	$17,407	$12,493	$16,394	$20,595	$14,205
2021	$18,240	$20,634	$12,300	$18,840	$25,880	$15,805
2022	$14,824	$16,845	$10,700	$16,016	$20,908	$13,521
2023	$17,407	$20,585	$11,291	$18,680	$26,335	$15,987
2024	$19,439	$24,185	$11,433	$20,806	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.68%	6.77%	6.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2035 Index	11.38%	7.44%	7.60%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 565,344,046
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$565,344,046 # of Portfolio Holdings19 Portfolio Turnover Rate32% Investment Advisory Fees Paid$992,070
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.8%
Equity	75.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.8%
Voya Intermediate Bond Fund - Class R6	16.3%
Voya Multi-Manager International Equity Fund - Class I	11.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Vanguard FTSE Developed Markets ETF	6.6%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.9%
Voya Large Cap Value Portfolio - Class R6	2.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.4%

Material Fund Change [Text Block]
C000105171
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	ISNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,960
2016	$10,612	$10,531	$10,321	$10,879
2017	$12,759	$13,056	$10,687	$12,932
2018	$11,559	$11,827	$10,688	$11,974
2019	$14,196	$14,973	$11,620	$14,772
2020	$16,465	$17,407	$12,493	$16,747
2021	$19,063	$20,634	$12,300	$19,519
2022	$15,348	$16,845	$10,700	$16,482
2023	$18,261	$20,585	$11,291	$19,476
2024	$20,624	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.94%	7.76%	7.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 48,879,957
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,879,957 # of Portfolio Holdings19 Portfolio Turnover Rate39% Investment Advisory Fees Paid$27,752
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Material Fund Change [Text Block]
C000105173
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	ISNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,022	$9,764	$10,055	$9,960
2016	$10,730	$10,531	$10,321	$10,879
2017	$12,967	$13,056	$10,687	$12,932
2018	$11,806	$11,827	$10,688	$11,974
2019	$14,573	$14,973	$11,620	$14,772
2020	$16,985	$17,407	$12,493	$16,747
2021	$19,761	$20,634	$12,300	$19,519
2022	$15,982	$16,845	$10,700	$16,482
2023	$19,113	$20,585	$11,291	$19,476
2024	$21,702	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.55%	8.29%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 48,879,957
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,879,957 # of Portfolio Holdings19 Portfolio Turnover Rate39% Investment Advisory Fees Paid$27,752
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Material Fund Change [Text Block]
C000105175
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	ISNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,003	$9,764	$10,055	$9,960
2016	$10,682	$10,531	$10,321	$10,879
2017	$12,875	$13,056	$10,687	$12,932
2018	$11,699	$11,827	$10,688	$11,974
2019	$14,398	$14,973	$11,620	$14,772
2020	$16,734	$17,407	$12,493	$16,747
2021	$19,428	$20,634	$12,300	$19,519
2022	$15,680	$16,845	$10,700	$16,482
2023	$18,701	$20,585	$11,291	$19,476
2024	$21,180	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	13.26%	8.02%	7.79%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 48,879,957
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,879,957 # of Portfolio Holdings19 Portfolio Turnover Rate39% Investment Advisory Fees Paid$27,752
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Material Fund Change [Text Block]
C000105174
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	ISNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to high yield & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, core fixed income, emerging market equities & U.S. mid cap & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,960
2016	$10,629	$10,531	$10,321	$10,879
2017	$12,788	$13,056	$10,687	$12,932
2018	$11,598	$11,827	$10,688	$11,974
2019	$14,258	$14,973	$11,620	$14,772
2020	$16,549	$17,407	$12,493	$16,747
2021	$19,178	$20,634	$12,300	$19,519
2022	$15,453	$16,845	$10,700	$16,482
2023	$18,406	$20,585	$11,291	$19,476
2024	$20,820	$24,185	$11,433	$21,982

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	13.12%	7.87%	7.61%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

AssetsNet	$ 48,879,957
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,879,957 # of Portfolio Holdings19 Portfolio Turnover Rate39% Investment Advisory Fees Paid$27,752
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.7%
Equity	85.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
Voya Multi-Manager International Equity Fund - Class I	14.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Intermediate Bond Fund - Class R6	7.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Material Fund Change [Text Block]
C000020734
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,885	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,494	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,689	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,353	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,031	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,286	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,046	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,291	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,307	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$20,898	$24,185	$11,433	$22,688	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.15%	8.29%	7.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 447,617,336
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$447,617,336 # of Portfolio Holdings18 Portfolio Turnover Rate32% Investment Advisory Fees Paid$583,994
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000020735
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,941	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,600	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,883	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,584	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,398	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,785	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,724	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,922	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$19,158	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,964	$24,185	$11,433	$22,688	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.65%	8.81%	8.19%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 447,617,336
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$447,617,336 # of Portfolio Holdings18 Portfolio Turnover Rate32% Investment Advisory Fees Paid$583,994
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000020736
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,905	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,538	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,777	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,471	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,212	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,527	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,378	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,599	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,733	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,407	$24,185	$11,433	$22,688	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.27%	8.54%	7.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 447,617,336
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$447,617,336 # of Portfolio Holdings18 Portfolio Turnover Rate32% Investment Advisory Fees Paid$583,994
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000078370
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration, U.S. mid cap & emerging market equities & underweight to U.S. large cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,893	$9,764	$10,055	$9,954	$10,048	$9,919
2016	$10,514	$10,531	$10,321	$10,904	$11,328	$10,018
2017	$12,724	$13,056	$10,687	$13,036	$13,722	$12,526
2018	$11,408	$11,827	$10,688	$12,027	$13,003	$10,798
2019	$14,110	$14,973	$11,620	$14,916	$17,036	$13,175
2020	$16,386	$17,407	$12,493	$16,954	$20,595	$14,205
2021	$19,188	$20,634	$12,300	$19,923	$25,880	$15,805
2022	$15,409	$16,845	$10,700	$16,767	$20,908	$13,521
2023	$18,484	$20,585	$11,291	$19,975	$26,335	$15,987
2024	$21,096	$24,185	$11,433	$22,688	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.13%	8.38%	7.75%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 447,617,336
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$447,617,336 # of Portfolio Holdings18 Portfolio Turnover Rate32% Investment Advisory Fees Paid$583,994
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.6%
Equity	93.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
Vanguard FTSE Developed Markets ETF	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.8%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya Intermediate Bond Fund - Class R6	3.1%
VY® Invesco Comstock Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000105176
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	ISNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,967	$9,764	$10,055	$9,953
2016	$10,592	$10,531	$10,321	$10,922
2017	$12,848	$13,056	$10,687	$13,127
2018	$11,458	$11,827	$10,688	$12,084
2019	$14,222	$14,973	$11,620	$15,027
2020	$16,468	$17,407	$12,493	$17,110
2021	$19,237	$20,634	$12,300	$20,188
2022	$15,426	$16,845	$10,700	$16,964
2023	$18,546	$20,585	$11,291	$20,286
2024	$21,262	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.64%	8.37%	7.83%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 41,564,324
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,564,324 # of Portfolio Holdings16 Portfolio Turnover Rate46% Investment Advisory Fees Paid$18,550
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000105178
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	ISNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,038	$9,764	$10,055	$9,953
2016	$10,716	$10,531	$10,321	$10,922
2017	$13,073	$13,056	$10,687	$13,127
2018	$11,717	$11,827	$10,688	$12,084
2019	$14,615	$14,973	$11,620	$15,027
2020	$17,006	$17,407	$12,493	$17,110
2021	$19,968	$20,634	$12,300	$20,188
2022	$16,083	$16,845	$10,700	$16,964
2023	$19,441	$20,585	$11,291	$20,286
2024	$22,393	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.18%	8.91%	8.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 41,564,324
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,564,324 # of Portfolio Holdings16 Portfolio Turnover Rate46% Investment Advisory Fees Paid$18,550
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000105180
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	ISNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,000	$9,764	$10,055	$9,953
2016	$10,656	$10,531	$10,321	$10,922
2017	$12,961	$13,056	$10,687	$13,127
2018	$11,586	$11,827	$10,688	$12,084
2019	$14,414	$14,973	$11,620	$15,027
2020	$16,736	$17,407	$12,493	$17,110
2021	$19,599	$20,634	$12,300	$20,188
2022	$15,750	$16,845	$10,700	$16,964
2023	$18,979	$20,585	$11,291	$20,286
2024	$21,820	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.97%	8.65%	8.11%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 41,564,324
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,564,324 # of Portfolio Holdings16 Portfolio Turnover Rate46% Investment Advisory Fees Paid$18,550
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000105179
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	ISNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to core fixed income & underweight to U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,983	$9,764	$10,055	$9,953
2016	$10,615	$10,531	$10,321	$10,922
2017	$12,894	$13,056	$10,687	$13,127
2018	$11,508	$11,827	$10,688	$12,084
2019	$14,299	$14,973	$11,620	$15,027
2020	$16,574	$17,407	$12,493	$17,110
2021	$19,377	$20,634	$12,300	$20,188
2022	$15,548	$16,845	$10,700	$16,964
2023	$18,713	$20,585	$11,291	$20,286
2024	$21,474	$24,185	$11,433	$23,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.76%	8.47%	7.94%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

AssetsNet	$ 41,564,324
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$41,564,324 # of Portfolio Holdings16 Portfolio Turnover Rate46% Investment Advisory Fees Paid$18,550
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.6%
Equity	96.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	7.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000079260
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,886	$9,764	$10,055	$9,946
2016	$10,492	$10,531	$10,321	$10,935
2017	$12,737	$13,056	$10,687	$13,174
2018	$11,371	$11,827	$10,688	$12,124
2019	$14,115	$14,973	$11,620	$15,092
2020	$16,339	$17,407	$12,493	$17,184
2021	$19,121	$20,634	$12,300	$20,310
2022	$15,310	$16,845	$10,700	$17,066
2023	$18,404	$20,585	$11,291	$20,414
2024	$21,121	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.77%	8.39%	7.76%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 166,998,126
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,998,126 # of Portfolio Holdings16 Portfolio Turnover Rate39% Investment Advisory Fees Paid$171,747
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000079261
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,933	$9,764	$10,055	$9,946
2016	$10,600	$10,531	$10,321	$10,935
2017	$12,926	$13,056	$10,687	$13,174
2018	$11,596	$11,827	$10,688	$12,124
2019	$14,467	$14,973	$11,620	$15,092
2020	$16,837	$17,407	$12,493	$17,184
2021	$19,789	$20,634	$12,300	$20,310
2022	$15,925	$16,845	$10,700	$17,066
2023	$19,252	$20,585	$11,291	$20,414
2024	$22,205	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.34%	8.95%	8.30%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 166,998,126
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,998,126 # of Portfolio Holdings16 Portfolio Turnover Rate39% Investment Advisory Fees Paid$171,747
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000081027
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	ISSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,913	$9,764	$10,055	$9,946
2016	$10,552	$10,531	$10,321	$10,935
2017	$12,837	$13,056	$10,687	$13,174
2018	$11,482	$11,827	$10,688	$12,124
2019	$14,295	$14,973	$11,620	$15,092
2020	$16,587	$17,407	$12,493	$17,184
2021	$19,460	$20,634	$12,300	$20,310
2022	$15,607	$16,845	$10,700	$17,066
2023	$18,831	$20,585	$11,291	$20,414
2024	$21,668	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.07%	8.67%	8.04%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 166,998,126
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,998,126 # of Portfolio Holdings16 Portfolio Turnover Rate39% Investment Advisory Fees Paid$171,747
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000079262
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	ITSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to U.S. small cap & core fixed income were the biggest contributors. On an individual holdings level,VY® T.Rowe Price Diversified Mid Cap Growth, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,896	$9,764	$10,055	$9,946
2016	$10,514	$10,531	$10,321	$10,935
2017	$12,777	$13,056	$10,687	$13,174
2018	$11,413	$11,827	$10,688	$12,124
2019	$14,184	$14,973	$11,620	$15,092
2020	$16,433	$17,407	$12,493	$17,184
2021	$19,241	$20,634	$12,300	$20,310
2022	$15,423	$16,845	$10,700	$17,066
2023	$18,570	$20,585	$11,291	$20,414
2024	$21,337	$24,185	$11,433	$23,337

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.90%	8.51%	7.87%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.84%

AssetsNet	$ 166,998,126
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,998,126 # of Portfolio Holdings16 Portfolio Turnover Rate39% Investment Advisory Fees Paid$171,747
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000152042
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,890	$9,713	$9,949	$9,861
2016	$10,517	$10,476	$10,213	$10,855
2017	$12,770	$12,988	$10,574	$13,107
2018	$11,396	$11,766	$10,575	$12,065
2019	$14,145	$14,895	$11,497	$15,049
2020	$16,355	$17,316	$12,361	$17,154
2021	$19,106	$20,526	$12,170	$20,251
2022	$15,287	$16,757	$10,587	$17,009
2023	$18,389	$20,478	$11,172	$20,366
2024	$21,111	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class ADV	14.80%	8.34%	7.85%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 34,041,419
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,041,419 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000152046
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,920	$9,713	$9,949	$9,861
2016	$10,587	$10,476	$10,213	$10,855
2017	$12,932	$12,988	$10,574	$13,107
2018	$11,594	$11,766	$10,575	$12,065
2019	$14,468	$14,895	$11,497	$15,049
2020	$16,803	$17,316	$12,361	$17,154
2021	$19,737	$20,526	$12,170	$20,251
2022	$15,858	$16,757	$10,587	$17,009
2023	$19,185	$20,478	$11,172	$20,366
2024	$22,128	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class I	15.34%	8.87%	8.36%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 34,041,419
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,041,419 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000152043
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,860	$9,713	$9,949	$9,861
2016	$10,507	$10,476	$10,213	$10,855
2017	$12,798	$12,988	$10,574	$13,107
2018	$11,442	$11,766	$10,575	$12,065
2019	$14,240	$14,895	$11,497	$15,049
2020	$16,504	$17,316	$12,361	$17,154
2021	$19,334	$20,526	$12,170	$20,251
2022	$15,510	$16,757	$10,587	$17,009
2023	$18,703	$20,478	$11,172	$20,366
2024	$21,523	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S	15.08%	8.61%	8.06%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 34,041,419
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,041,419 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000152044
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to international equities & U.S. small cap & overweight to core fixed income were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2/9/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,890	$9,713	$9,949	$9,861
2016	$10,517	$10,476	$10,213	$10,855
2017	$12,784	$12,988	$10,574	$13,107
2018	$11,416	$11,766	$10,575	$12,065
2019	$14,185	$14,895	$11,497	$15,049
2020	$16,417	$17,316	$12,361	$17,154
2021	$19,197	$20,526	$12,170	$20,251
2022	$15,371	$16,757	$10,587	$17,009
2023	$18,514	$20,478	$11,172	$20,366
2024	$21,274	$24,059	$11,312	$23,306

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (2/9/2015)
Class S2	14.90%	8.44%	7.93%
MSCI All Country World Index℠	17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
S&P Target Date 2060 Index	14.44%	9.14%	8.93%

AssetsNet	$ 34,041,419
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$34,041,419 # of Portfolio Holdings16 Portfolio Turnover Rate43% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	2.5%
Equity	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Vanguard FTSE Developed Markets ETF	7.5%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.3%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000219036
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,742	$11,704	$10,004	$11,610
2021	$13,744	$13,874	$9,850	$13,720
2022	$10,997	$11,327	$8,568	$11,531
2023	$13,231	$13,841	$9,042	$13,820
2024	$15,205	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class ADV	14.92%	9.93%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 20,376,039
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,376,039 # of Portfolio Holdings16 Portfolio Turnover Rate42% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000219032
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,769	$11,704	$10,004	$11,610
2021	$13,844	$13,874	$9,850	$13,720
2022	$11,130	$11,327	$8,568	$11,531
2023	$13,466	$13,841	$9,042	$13,820
2024	$15,550	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class I	15.47%	10.49%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 20,376,039
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,376,039 # of Portfolio Holdings16 Portfolio Turnover Rate42% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000219033
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VSSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,761	$11,704	$10,004	$11,610
2021	$13,795	$13,874	$9,850	$13,720
2022	$11,062	$11,327	$8,568	$11,531
2023	$13,357	$13,841	$9,042	$13,820
2024	$15,372	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class S	15.09%	10.21%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 20,376,039
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,376,039 # of Portfolio Holdings16 Portfolio Turnover Rate42% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000219034
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VSQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund Portfolio outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight to core fixed income & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth Fund, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to U.S. mid cap & emerging market equities & underweight to U.S. large cap & duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Multi-Manager Mid Cap Value & VY® T. Rowe Price Capital Appreciation Fund were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,752	$11,704	$10,004	$11,610
2021	$13,769	$13,874	$9,850	$13,720
2022	$11,030	$11,327	$8,568	$11,531
2023	$13,293	$13,841	$9,042	$13,820
2024	$15,285	$16,262	$9,155	$15,869

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (7/29/2020)
Class S2	14.99%	10.06%
MSCI All Country World Index℠	17.49%	11.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.98%
S&P Target Date 2065+ Index	14.83%	11.01%

AssetsNet	$ 20,376,039
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,376,039 # of Portfolio Holdings16 Portfolio Turnover Rate42% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.5%
Equity	98.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.5%
Voya Multi-Manager International Equity Fund - Class I	16.6%
Vanguard FTSE Developed Markets ETF	7.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.4%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%

Material Fund Change [Text Block]
C000125843
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,868	$9,764	$10,055	$9,921
2016	$10,500	$10,531	$10,321	$10,686
2017	$12,779	$13,056	$10,687	$12,830
2018	$11,350	$11,827	$10,688	$11,848
2019	$14,181	$14,973	$11,620	$14,548
2020	$16,384	$17,407	$12,493	$16,453
2021	$19,547	$20,634	$12,300	$19,022
2022	$15,612	$16,845	$10,700	$15,954
2023	$18,833	$20,585	$11,291	$18,890
2024	$22,002	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.83%	9.18%	8.20%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 187,926,674
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,926,674 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$103,186
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000125844
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,917	$9,764	$10,055	$9,921
2016	$10,605	$10,531	$10,321	$10,686
2017	$12,967	$13,056	$10,687	$12,830
2018	$11,577	$11,827	$10,688	$11,848
2019	$14,534	$14,973	$11,620	$14,548
2020	$16,873	$17,407	$12,493	$16,453
2021	$20,225	$20,634	$12,300	$19,022
2022	$16,246	$16,845	$10,700	$15,954
2023	$19,691	$20,585	$11,291	$18,890
2024	$23,131	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.47%	9.74%	8.75%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 187,926,674
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,926,674 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$103,186
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000168863
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,611	$10,619	$9,946	$10,499
2017	$12,975	$13,164	$10,298	$12,605
2018	$11,584	$11,926	$10,299	$11,641
2019	$14,532	$15,098	$11,197	$14,294
2020	$16,885	$17,551	$12,038	$16,165
2021	$20,239	$20,805	$11,853	$18,690
2022	$16,257	$16,985	$10,311	$15,675
2023	$19,723	$20,756	$10,881	$18,559
2024	$23,165	$24,386	$11,017	$21,064

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	17.45%	9.77%	10.18%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Aggressive® Index	13.50%	8.06%	8.98%

AssetsNet	$ 187,926,674
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,926,674 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$103,186
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000125845
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,888	$9,764	$10,055	$9,921
2016	$10,556	$10,531	$10,321	$10,686
2017	$12,870	$13,056	$10,687	$12,830
2018	$11,465	$11,827	$10,688	$11,848
2019	$14,356	$14,973	$11,620	$14,548
2020	$16,629	$17,407	$12,493	$16,453
2021	$19,892	$20,634	$12,300	$19,022
2022	$15,934	$16,845	$10,700	$15,954
2023	$19,264	$20,585	$11,291	$18,890
2024	$22,554	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.07%	9.46%	8.47%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 187,926,674
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,926,674 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$103,186
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000125846
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive® Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth & underweight in emerging market equities & U.S. small cap were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Small Cap Growth & Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in U.S. large cap, overweight to U.S. mid cap & core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager Emerging Markets Equity & VY® T. Rowe Price Capital Appreciation were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,880	$9,764	$10,055	$9,921
2016	$10,529	$10,531	$10,321	$10,686
2017	$12,815	$13,056	$10,687	$12,830
2018	$11,396	$11,827	$10,688	$11,848
2019	$14,251	$14,973	$11,620	$14,548
2020	$16,488	$17,407	$12,493	$16,453
2021	$19,689	$20,634	$12,300	$19,022
2022	$15,751	$16,845	$10,700	$15,954
2023	$19,002	$20,585	$11,291	$18,890
2024	$22,216	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	16.91%	9.29%	8.31%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 187,926,674
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,926,674 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$103,186
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.2%
Equity	93.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.6%
Voya Multi-Manager International Equity Fund - Class I	7.6%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6.3%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Intermediate Bond Fund - Class R6	6.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Small Company Fund - Class R6	4.1%
Voya International Index Portfolio - Class I	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.27%, 0.77%, 0.77%, 1.02%, and 1.17% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000049965
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class ADV
Trading Symbol	ISGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,928	$9,764	$10,055	$9,906
2016	$10,532	$10,531	$10,321	$10,577
2017	$12,054	$13,056	$10,687	$12,261
2018	$11,213	$11,827	$10,688	$11,564
2019	$13,358	$14,973	$11,620	$13,784
2020	$15,062	$17,407	$12,493	$15,415
2021	$17,115	$20,634	$12,300	$17,167
2022	$14,028	$16,845	$10,700	$14,546
2023	$16,225	$20,585	$11,291	$16,783
2024	$18,178	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.03%	6.35%	6.16%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 189,844,983
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,844,983 # of Portfolio Holdings15 Portfolio Turnover Rate25% Investment Advisory Fees Paid$219,239
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000049966
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class I
Trading Symbol	ISGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,981	$9,764	$10,055	$9,906
2016	$10,649	$10,531	$10,321	$10,577
2017	$12,234	$13,056	$10,687	$12,261
2018	$11,453	$11,827	$10,688	$11,564
2019	$13,716	$14,973	$11,620	$13,784
2020	$15,540	$17,407	$12,493	$15,415
2021	$17,738	$20,634	$12,300	$17,167
2022	$14,614	$16,845	$10,700	$14,546
2023	$16,989	$20,585	$11,291	$16,783
2024	$19,140	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.66%	6.89%	6.71%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 189,844,983
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,844,983 # of Portfolio Holdings15 Portfolio Turnover Rate25% Investment Advisory Fees Paid$219,239
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000168859
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class R6
Trading Symbol	VYRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,619	$9,946	$10,376
2017	$12,047	$13,164	$10,298	$12,029
2018	$11,278	$11,926	$10,299	$11,344
2019	$13,506	$15,098	$11,197	$13,523
2020	$15,303	$17,551	$12,038	$15,122
2021	$17,467	$20,805	$11,853	$16,842
2022	$14,392	$16,985	$10,311	$14,270
2023	$16,738	$20,756	$10,881	$16,465
2024	$18,877	$24,386	$11,017	$18,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	12.78%	6.92%	7.61%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Growth Index	10.73%	6.16%	7.18%

AssetsNet	$ 189,844,983
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,844,983 # of Portfolio Holdings15 Portfolio Turnover Rate25% Investment Advisory Fees Paid$219,239
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000049967
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S
Trading Symbol	ISGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,954	$9,764	$10,055	$9,906
2016	$10,583	$10,531	$10,321	$10,577
2017	$12,145	$13,056	$10,687	$12,261
2018	$11,331	$11,827	$10,688	$11,564
2019	$13,537	$14,973	$11,620	$13,784
2020	$15,290	$17,407	$12,493	$15,415
2021	$17,424	$20,634	$12,300	$17,167
2022	$14,305	$16,845	$10,700	$14,546
2023	$16,604	$20,585	$11,291	$16,783
2024	$18,657	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.37%	6.63%	6.44%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 189,844,983
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,844,983 # of Portfolio Holdings15 Portfolio Turnover Rate25% Investment Advisory Fees Paid$219,239
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000087528
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S2
Trading Symbol	ISGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap & underweight in high yield were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Large Cap Value & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration & overweight to core fixed income were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,940	$9,764	$10,055	$9,906
2016	$10,546	$10,531	$10,321	$10,577
2017	$12,090	$13,056	$10,687	$12,261
2018	$11,257	$11,827	$10,688	$11,564
2019	$13,420	$14,973	$11,620	$13,784
2020	$15,140	$17,407	$12,493	$15,415
2021	$17,230	$20,634	$12,300	$17,167
2022	$14,131	$16,845	$10,700	$14,546
2023	$16,369	$20,585	$11,291	$16,783
2024	$18,358	$24,185	$11,433	$18,584

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.15%	6.47%	6.26%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%

AssetsNet	$ 189,844,983
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$189,844,983 # of Portfolio Holdings15 Portfolio Turnover Rate25% Investment Advisory Fees Paid$219,239
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.6%
Equity	65.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	25.5%
Voya Intermediate Bond Fund - Class R6	18.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Voya Short Duration Bond Fund - Class R6	9.2%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.6%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Portfolio - Class R6	4.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.2%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
Voya MidCap Opportunities Portfolio - Class R6	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's expense limits were reduced.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000087525
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ICGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,924	$9,764	$10,055	$9,894
2016	$10,496	$10,531	$10,321	$10,414
2017	$11,237	$13,056	$10,687	$11,425
2018	$10,969	$11,827	$10,688	$11,113
2019	$12,173	$14,973	$11,620	$12,667
2020	$13,340	$17,407	$12,493	$13,892
2021	$14,042	$20,634	$12,300	$14,586
2022	$12,106	$16,845	$10,700	$12,545
2023	$13,171	$20,585	$11,291	$13,917
2024	$13,971	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	6.08%	2.79%	3.40%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 99,285,218
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$99,285,218 # of Portfolio Holdings14 Portfolio Turnover Rate35% Investment Advisory Fees Paid$73,497
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Material Fund Change [Text Block]
C000087526
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class I
Trading Symbol	ICGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,977	$9,764	$10,055	$9,894
2016	$10,600	$10,531	$10,321	$10,414
2017	$11,405	$13,056	$10,687	$11,425
2018	$11,184	$11,827	$10,688	$11,113
2019	$12,487	$14,973	$11,620	$12,667
2020	$13,734	$17,407	$12,493	$13,892
2021	$14,537	$20,634	$12,300	$14,586
2022	$12,595	$16,845	$10,700	$12,545
2023	$13,768	$20,585	$11,291	$13,917
2024	$14,680	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.62%	3.29%	3.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 99,285,218
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$99,285,218 # of Portfolio Holdings14 Portfolio Turnover Rate35% Investment Advisory Fees Paid$73,497
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Material Fund Change [Text Block]
C000168862
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,257	$10,619	$9,946	$10,192
2017	$11,036	$13,164	$10,298	$11,181
2018	$10,822	$11,926	$10,299	$10,875
2019	$12,083	$15,098	$11,197	$12,397
2020	$13,302	$17,551	$12,038	$13,596
2021	$14,070	$20,805	$11,853	$14,274
2022	$12,193	$16,985	$10,311	$12,277
2023	$13,322	$20,756	$10,881	$13,620
2024	$14,217	$24,386	$11,017	$14,517

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	6.72%	3.31%	4.14%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.40%

AssetsNet	$ 99,285,218
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$99,285,218 # of Portfolio Holdings14 Portfolio Turnover Rate35% Investment Advisory Fees Paid$73,497
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Material Fund Change [Text Block]
C000087527
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S
Trading Symbol	ICGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,952	$9,764	$10,055	$9,894
2016	$10,553	$10,531	$10,321	$10,414
2017	$11,324	$13,056	$10,687	$11,425
2018	$11,082	$11,827	$10,688	$11,113
2019	$12,335	$14,973	$11,620	$12,667
2020	$13,548	$17,407	$12,493	$13,892
2021	$14,296	$20,634	$12,300	$14,586
2022	$12,351	$16,845	$10,700	$12,545
2023	$13,478	$20,585	$11,291	$13,917
2024	$14,317	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.22%	3.02%	3.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 99,285,218
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$99,285,218 # of Portfolio Holdings14 Portfolio Turnover Rate35% Investment Advisory Fees Paid$73,497
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Material Fund Change [Text Block]
C000087524
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S2
Trading Symbol	ICGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk® Conservative Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap growth, U.S. large cap value & U.S. mid cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, Voya Short Duration Bond & Voya Global Bond were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s underweight in duration, emerging market equities & U.S. large cap were the biggest detractors. On an individual holdings level, VY® T. Rowe Price Capital Appreciation, Voya Multi-Manager Mid Cap Value & Voya High Yield Bond were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,933	$9,764	$10,055	$9,894
2016	$10,519	$10,531	$10,321	$10,414
2017	$11,277	$13,056	$10,687	$11,425
2018	$11,013	$11,827	$10,688	$11,113
2019	$12,248	$14,973	$11,620	$12,667
2020	$13,434	$17,407	$12,493	$13,892
2021	$14,152	$20,634	$12,300	$14,586
2022	$12,207	$16,845	$10,700	$12,545
2023	$13,290	$20,585	$11,291	$13,917
2024	$14,119	$24,185	$11,433	$14,834

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.24%	2.88%	3.51%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk® Conservative Index	6.59%	3.21%	4.02%

AssetsNet	$ 99,285,218
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$99,285,218 # of Portfolio Holdings14 Portfolio Turnover Rate35% Investment Advisory Fees Paid$73,497
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	26.5%
Fixed Income	73.4%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.6%
Voya Short Duration Bond Fund - Class R6	22.3%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	10.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya High Yield Bond Fund - Class R6	6.0%
Voya U.S. Stock Index Portfolio - Class I	5.4%
Schwab U.S. TIPS ETF	5.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	2.8%
Vanguard Total International Bond ETF	2.5%

Material Fund Change [Text Block]
C000020738
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,970	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,395	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,346	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$10,966	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,378	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$13,815	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,666	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,419	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$13,720	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,528	$24,185	$11,433	$15,009	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	5.90%	3.26%	3.81%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 148,310,211
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,310,211 # of Portfolio Holdings18 Portfolio Turnover Rate35% Investment Advisory Fees Paid$318,947
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Material Fund Change [Text Block]
C000020739
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,020	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,499	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,513	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,190	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,687	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$14,232	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$15,184	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,934	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$14,345	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$15,273	$24,185	$11,433	$15,009	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.47%	3.78%	4.33%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 148,310,211
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,310,211 # of Portfolio Holdings18 Portfolio Turnover Rate35% Investment Advisory Fees Paid$318,947
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Material Fund Change [Text Block]
C000020740
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,010	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,457	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,440	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,082	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,536	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$14,034	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,928	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,688	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$14,029	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,904	$24,185	$11,433	$15,009	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	6.23%	3.52%	4.07%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 148,310,211
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,310,211 # of Portfolio Holdings18 Portfolio Turnover Rate35% Investment Advisory Fees Paid$318,947
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Material Fund Change [Text Block]
C000078371
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IJKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Fund’s underweight in high yield, core fixed income & overweight to U.S. small cap were the biggest contributors. On an individual holdings level, Voya Intermediate Bond, VY® T. Rowe Price Diversified Mid Cap Growth Fund & Voya Large Cap Value were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Fund’s overweight to duration & U.S. TIPS & underweight in U.S. large cap & emerging market equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Mid Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index	Russell 3000® Index	MSCI EAFE® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,987	$9,764	$10,055	$9,982	$10,048	$9,919
2016	$10,415	$10,531	$10,321	$10,482	$11,328	$10,018
2017	$11,376	$13,056	$10,687	$11,377	$13,722	$12,526
2018	$11,011	$11,827	$10,688	$11,088	$13,003	$10,798
2019	$12,438	$14,973	$11,620	$12,566	$17,036	$13,175
2020	$13,898	$17,407	$12,493	$13,673	$20,595	$14,205
2021	$14,767	$20,634	$12,300	$14,372	$25,880	$15,805
2022	$12,526	$16,845	$10,700	$12,767	$20,908	$13,521
2023	$13,837	$20,585	$11,291	$14,088	$26,335	$15,987
2024	$14,676	$24,185	$11,433	$15,009	$32,605	$16,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	6.06%	3.36%	3.91%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

AssetsNet	$ 148,310,211
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,310,211 # of Portfolio Holdings18 Portfolio Turnover Rate35% Investment Advisory Fees Paid$318,947
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	36.6%
Fixed Income	63.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.5%
Schwab U.S. TIPS ETF	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.9%
Voya Short Duration Bond Fund - Class R6	9.2%
Voya U.S. Stock Index Portfolio - Class I	5.5%
Voya Multi-Manager International Equity Fund - Class I	4.4%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Portfolio - Class R6	3.8%
Vanguard FTSE Developed Markets ETF	3.1%

Material Fund Change [Text Block]
C000087520
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,858	$9,764	$10,055	$9,921
2016	$10,449	$10,531	$10,321	$10,686
2017	$12,318	$13,056	$10,687	$12,830
2018	$11,155	$11,827	$10,688	$11,848
2019	$13,645	$14,973	$11,620	$14,548
2020	$15,500	$17,407	$12,493	$16,453
2021	$18,115	$20,634	$12,300	$19,022
2022	$14,671	$16,845	$10,700	$15,954
2023	$17,344	$20,585	$11,291	$18,890
2024	$19,866	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.54%	7.80%	7.11%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 464,146,108
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,146,108 # of Portfolio Holdings17 Portfolio Turnover Rate29% Investment Advisory Fees Paid$920,474
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Material Fund Change [Text Block]
C000087521
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,915	$9,764	$10,055	$9,921
2016	$10,550	$10,531	$10,321	$10,686
2017	$12,501	$13,056	$10,687	$12,830
2018	$11,374	$11,827	$10,688	$11,848
2019	$13,989	$14,973	$11,620	$14,548
2020	$15,980	$17,407	$12,493	$16,453
2021	$18,764	$20,634	$12,300	$19,022
2022	$15,273	$16,845	$10,700	$15,954
2023	$18,152	$20,585	$11,291	$18,890
2024	$20,900	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.14%	8.36%	7.65%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 464,146,108
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,146,108 # of Portfolio Holdings17 Portfolio Turnover Rate29% Investment Advisory Fees Paid$920,474
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Material Fund Change [Text Block]
C000168861
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,521	$10,619	$9,946	$10,499
2017	$12,469	$13,164	$10,298	$12,605
2018	$11,354	$11,926	$10,299	$11,641
2019	$13,955	$15,098	$11,197	$14,294
2020	$15,942	$17,551	$12,038	$16,165
2021	$18,722	$20,805	$11,853	$18,690
2022	$15,238	$16,985	$10,311	$15,675
2023	$18,098	$20,756	$10,881	$18,559
2024	$20,843	$24,386	$11,017	$21,064

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	15.16%	8.35%	8.84%
MSCI All Country World Index℠	17.49%	10.06%	10.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.12%
S&P Target Risk Aggressive® Index	13.50%	8.06%	8.98%

AssetsNet	$ 464,146,108
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,146,108 # of Portfolio Holdings17 Portfolio Turnover Rate29% Investment Advisory Fees Paid$920,474
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Material Fund Change [Text Block]
C000087522
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,885	$9,764	$10,055	$9,921
2016	$10,495	$10,531	$10,321	$10,686
2017	$12,407	$13,056	$10,687	$12,830
2018	$11,265	$11,827	$10,688	$11,848
2019	$13,812	$14,973	$11,620	$14,548
2020	$15,734	$17,407	$12,493	$16,453
2021	$18,433	$20,634	$12,300	$19,022
2022	$14,955	$16,845	$10,700	$15,954
2023	$17,739	$20,585	$11,291	$18,890
2024	$20,367	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.82%	8.08%	7.37%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 464,146,108
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,146,108 # of Portfolio Holdings17 Portfolio Turnover Rate29% Investment Advisory Fees Paid$920,474
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Material Fund Change [Text Block]
C000087523
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P Target Risk Aggressive®Index.

↑ Top contributors to performance: Underlying fund selection had a positive impact. The Portfolio’s overweight to U.S. large cap growth & underweight in high yield & emerging market equities were the biggest contributors. On an individual holdings level, VY® T. Rowe Price Diversified Mid Cap Growth, Voya Intermediate Bond & Voya Small Cap Growth were key contributors.

↓ Top detractors from performance: Tactical asset allocation had a negative impact. The Portfolio’s underweight in duration & U.S. large cap, as well as overweight to core fixed income & U.S. mid cap were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, VY® T. Rowe Price Capital Appreciation & Voya Multi-Manager Emerging Markets Equity were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,879	$9,764	$10,055	$9,921
2016	$10,468	$10,531	$10,321	$10,686
2017	$12,357	$13,056	$10,687	$12,830
2018	$11,207	$11,827	$10,688	$11,848
2019	$13,727	$14,973	$11,620	$14,548
2020	$15,607	$17,407	$12,493	$16,453
2021	$18,259	$20,634	$12,300	$19,022
2022	$14,793	$16,845	$10,700	$15,954
2023	$17,518	$20,585	$11,291	$18,890
2024	$20,080	$24,185	$11,433	$21,439

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.63%	7.90%	7.22%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Risk Aggressive® Index	13.50%	8.06%	7.92%

AssetsNet	$ 464,146,108
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,146,108 # of Portfolio Holdings17 Portfolio Turnover Rate29% Investment Advisory Fees Paid$920,474
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	17.4%
Equity	82.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	30.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Voya Intermediate Bond Fund - Class R6	9.2%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	4.8%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.8%
Voya Short Duration Bond Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.1%

Material Fund Change [Text Block]
C000029752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,803	$10,048	$9,451	$9,333
2016	$12,126	$11,328	$11,833	$12,256
2017	$13,447	$13,722	$13,059	$13,667
2018	$11,499	$13,003	$11,444	$11,939
2019	$14,968	$17,036	$14,141	$14,869
2020	$15,470	$20,595	$14,831	$15,245
2021	$19,637	$25,880	$18,951	$19,964
2022	$18,488	$20,908	$16,472	$17,760
2023	$20,064	$26,335	$19,105	$20,404
2024	$21,611	$32,605	$21,203	$21,947

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	7.71%	7.62%	8.01%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

AssetsNet	$ 296,945,495
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$296,945,495 # of Portfolio Holdings213 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,941,161
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Material Fund Change [Text Block]
C000029753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,846	$10,048	$9,451	$9,333
2016	$12,246	$11,328	$11,833	$12,256
2017	$13,648	$13,722	$13,059	$13,667
2018	$11,717	$13,003	$11,444	$11,939
2019	$15,345	$17,036	$14,141	$14,869
2020	$15,934	$20,595	$14,831	$15,245
2021	$20,326	$25,880	$18,951	$19,964
2022	$19,233	$20,908	$16,472	$17,760
2023	$20,981	$26,335	$19,105	$20,404
2024	$22,702	$32,605	$21,203	$21,947

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.20%	8.15%	8.54%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

AssetsNet	$ 296,945,495
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$296,945,495 # of Portfolio Holdings213 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,941,161
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Material Fund Change [Text Block]
C000029754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,826	$10,048	$9,451	$9,333
2016	$12,190	$11,328	$11,833	$12,256
2017	$13,545	$13,722	$13,059	$13,667
2018	$11,603	$13,003	$11,444	$11,939
2019	$15,161	$17,036	$14,141	$14,869
2020	$15,694	$20,595	$14,831	$15,245
2021	$19,979	$25,880	$18,951	$19,964
2022	$18,861	$20,908	$16,472	$17,760
2023	$20,514	$26,335	$19,105	$20,404
2024	$22,159	$32,605	$21,203	$21,947

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.02%	7.89%	8.28%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

AssetsNet	$ 296,945,495
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$296,945,495 # of Portfolio Holdings213 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,941,161
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Material Fund Change [Text Block]
C000074837
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	ISMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2500TM Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Top sector contributors to performance were financials, energy & materials. Stock selection in financials aided performance, driven primarily by selection & an overweight in the insurance industry. Beneficial selection in the energy & materials sectors also contributed. At a regional level, allocation among Brazilian names contributed to performance. Individual contributors included The Bank of New York Mellon, Allstate Corp. & Coherent.

↓ Top detractors from performance: Consumer staples, consumer discretionary & health care were top detractors. Interaction in consumer staples weighed on performance. Stock picks in consumer discretionary hurt results, while allocation in the health care sector also dampened performance. At a regional level, selection among stocks in the U.S. made the country the bottom contributing country during the year. Individual detractors included Dollar Tree & Zimmer Biomet Holdings.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$10,048	$9,451	$9,333
2016	$12,155	$11,328	$11,833	$12,256
2017	$13,487	$13,722	$13,059	$13,667
2018	$11,534	$13,003	$11,444	$11,939
2019	$15,043	$17,036	$14,141	$14,869
2020	$15,554	$20,595	$14,831	$15,245
2021	$19,771	$25,880	$18,951	$19,964
2022	$18,631	$20,908	$16,472	$17,760
2023	$20,232	$26,335	$19,105	$20,404
2024	$21,811	$32,605	$21,203	$21,947

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.81%	7.71%	8.11%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%
S&P SmallCap 600® Value Index	7.56%	8.10%	8.18%

AssetsNet	$ 296,945,495
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$296,945,495 # of Portfolio Holdings213 Portfolio Turnover Rate51% Investment Advisory Fees Paid$1,941,161
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	3.1%
Preferred Stock	0.5%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	2.1%
Graphic Packaging Holding Co.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Henry Schein, Inc.	1.4%
Enterprise Products Partners L.P.	1.4%
Conagra Brands, Inc.	1.3%
Edison International	1.2%
US Bancorp	1.2%
Truist Financial Corp.	1.2%
Willis Towers Watson PLC	1.2%

Material Fund Change [Text Block]
C000020754
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class ADV
Trading Symbol	IBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,473	$10,048	$9,862	$9,981
2016	$9,953	$11,328	$10,978	$10,952
2017	$12,726	$13,722	$13,412	$13,631
2018	$12,453	$13,003	$12,164	$12,613
2019	$17,214	$17,036	$15,628	$16,731
2020	$22,876	$20,595	$21,040	$23,502
2021	$27,484	$25,880	$21,635	$24,686
2022	$20,915	$20,908	$15,932	$18,216
2023	$23,961	$26,335	$18,905	$21,664
2024	$25,005	$32,605	$21,770	$24,675

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	4.36%	7.75%	9.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

AssetsNet	$ 437,625,600
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$437,625,600 # of Portfolio Holdings38 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,878,104
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Material Fund Change [Text Block]
C000020755
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class I
Trading Symbol	IBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,525	$10,048	$9,862	$9,981
2016	$10,055	$11,328	$10,978	$10,952
2017	$12,923	$13,722	$13,412	$13,631
2018	$12,707	$13,003	$12,164	$12,613
2019	$17,658	$17,036	$15,628	$16,731
2020	$23,581	$20,595	$21,040	$23,502
2021	$28,469	$25,880	$21,635	$24,686
2022	$21,778	$20,908	$15,932	$18,216
2023	$25,066	$26,335	$18,905	$21,664
2024	$26,292	$32,605	$21,770	$24,675

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.89%	8.29%	10.15%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

AssetsNet	$ 437,625,600
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$437,625,600 # of Portfolio Holdings38 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,878,104
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Material Fund Change [Text Block]
C000168853
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,410	$11,120	$11,657	$11,228
2017	$13,378	$13,470	$14,241	$13,974
2018	$13,158	$12,764	$12,915	$12,930
2019	$18,282	$16,723	$16,594	$17,152
2020	$24,417	$20,217	$22,340	$24,094
2021	$29,482	$25,404	$22,972	$25,308
2022	$22,552	$20,524	$16,917	$18,675
2023	$25,962	$25,852	$20,073	$22,210
2024	$27,239	$32,006	$23,115	$25,297

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	4.92%	8.30%	12.26%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Growth Index	15.15%	6.86%	10.16%
Russell 2500™ Growth Index	13.90%	8.08%	11.32%

AssetsNet	$ 437,625,600
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$437,625,600 # of Portfolio Holdings38 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,878,104
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Material Fund Change [Text Block]
C000020756
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class S
Trading Symbol	IBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,497	$10,048	$9,862	$9,981
2016	$10,003	$11,328	$10,978	$10,952
2017	$12,825	$13,722	$13,412	$13,631
2018	$12,582	$13,003	$12,164	$12,613
2019	$17,428	$17,036	$15,628	$16,731
2020	$23,224	$20,595	$21,040	$23,502
2021	$27,970	$25,880	$21,635	$24,686
2022	$21,343	$20,908	$15,932	$18,216
2023	$24,502	$26,335	$18,905	$21,664
2024	$25,644	$32,605	$21,770	$24,675

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	4.66%	8.03%	9.87%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

AssetsNet	$ 437,625,600
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$437,625,600 # of Portfolio Holdings38 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,878,104
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Material Fund Change [Text Block]
C000074832
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Baron Growth Portfolio
Class Name	Class S2
Trading Symbol	IBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 2000® Growth Index primarily due to unfavorable stock selection & underexposure to the beta, momentum, and residual volatility factors.

↑ Top contributors to performance: At a sector level, financials, information technology, & consumer discretionary contributed to performance. Individual contributors included Arch Capital Group Ltd., Kinsale Capital Group, Inc., & Choice Hotels International, Inc.

↓ Top detractors from performance: At a sector level, health care, communication services, & real estate detracted from results. Stock selection in IT was responsible for a third of the relative underperformance, exacerbated by lack of exposure to Super Micro Computer, Inc. and MicroStrategy Incorporated. Individual detractors included CoStar Group, Inc., Iridium Communications Inc., & IDEXX Laboratories, Inc.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,483	$10,048	$9,862	$9,981
2016	$9,973	$11,328	$10,978	$10,952
2017	$12,767	$13,722	$13,412	$13,631
2018	$12,505	$13,003	$12,164	$12,613
2019	$17,302	$17,036	$15,628	$16,731
2020	$23,012	$20,595	$21,040	$23,502
2021	$27,672	$25,880	$21,635	$24,686
2022	$21,089	$20,908	$15,932	$18,216
2023	$24,179	$26,335	$18,905	$21,664
2024	$25,260	$32,605	$21,770	$24,675

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	4.47%	7.86%	9.71%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

AssetsNet	$ 437,625,600
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$437,625,600 # of Portfolio Holdings38 Portfolio Turnover Rate4% Investment Advisory Fees Paid$3,878,104
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Common Stock	100.0%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	10.6%
Gartner, Inc.	9.3%
Arch Capital Group Ltd.	7.4%
Choice Hotels International, Inc.	6.5%
Kinsale Capital Group, Inc.	6.4%
Vail Resorts, Inc.	5.7%
CoStar Group, Inc.	5.5%
Primerica, Inc.	5.3%
FactSet Research Systems, Inc.	4.3%
ANSYS, Inc.	3.7%

Material Fund Change [Text Block]
C000020760
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class ADV
Trading Symbol	ISBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,275	$10,048	$10,092
2016	$11,109	$11,328	$11,308
2017	$13,477	$13,722	$13,761
2018	$12,234	$13,003	$13,103
2019	$16,199	$17,036	$17,221
2020	$19,637	$20,595	$20,831
2021	$24,275	$25,880	$26,341
2022	$19,700	$20,908	$21,302
2023	$25,877	$26,335	$26,953
2024	$31,780	$32,605	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	22.81%	14.43%	12.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 76,790,644
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,790,644 # of Portfolio Holdings76 Portfolio Turnover Rate49% Investment Advisory Fees Paid$423,176
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Material Fund Change [Text Block]
C000020761
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class I
Trading Symbol	ISFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,325	$10,048	$10,092
2016	$11,217	$11,328	$11,308
2017	$13,680	$13,722	$13,761
2018	$12,481	$13,003	$13,103
2019	$16,606	$17,036	$17,221
2020	$20,225	$20,595	$20,831
2021	$25,125	$25,880	$26,341
2022	$20,474	$20,908	$21,302
2023	$27,044	$26,335	$26,953
2024	$33,369	$32,605	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.39%	14.98%	12.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 76,790,644
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,790,644 # of Portfolio Holdings76 Portfolio Turnover Rate49% Investment Advisory Fees Paid$423,176
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Material Fund Change [Text Block]
C000020762
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class S
Trading Symbol	ISCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Index.

↑ Top contributors to performance: Selections in the consumer discretionary, industrials, & materials sectors boosted relative results. Larger allocations to communication services & smaller allocations to real estate & materials buoyed relative results during the annual period. Individual relative contributors included Nvidia, Tapestry, Boeing, eBay & United Airlines.

↓ Top detractors from performance: Selections in the communication services, health care, & consumer staples sectors hurt relative results. Also, larger weightings to information technology & smaller weightings to consumer staples & utilities modestly detracted from relative results. Top relative individual detractors included Elevance Health, Coty, BioMarin Pharmaceutical, Nike, & United Parcel Service.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Index
2014	$10,000	$10,000	$10,000
2015	$10,298	$10,048	$10,092
2016	$11,164	$11,328	$11,308
2017	$13,573	$13,722	$13,761
2018	$12,352	$13,003	$13,103
2019	$16,435	$17,036	$17,221
2020	$19,961	$20,595	$20,831
2021	$24,740	$25,880	$26,341
2022	$20,128	$20,908	$21,302
2023	$26,520	$26,335	$26,953
2024	$32,638	$32,605	$33,559

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	23.07%	14.71%	12.56%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%

AssetsNet	$ 76,790,644
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,790,644 # of Portfolio Holdings76 Portfolio Turnover Rate49% Investment Advisory Fees Paid$423,176
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.2%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Take-Two Interactive Software, Inc.	1.9%

Material Fund Change [Text Block]
C000027676
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class ADV
Trading Symbol	ICSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$150	1.43%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,679	$10,048	$9,253
2016	$11,945	$11,328	$12,190
2017	$13,218	$13,722	$13,146
2018	$10,843	$13,003	$11,455
2019	$12,999	$17,036	$14,020
2020	$14,206	$20,595	$14,669
2021	$19,015	$25,880	$18,816
2022	$16,330	$20,908	$16,091
2023	$18,546	$26,335	$18,448
2024	$20,592	$32,605	$19,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.04%	9.64%	7.49%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 134,108,552
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$134,108,552 # of Portfolio Holdings100 Portfolio Turnover Rate81% Investment Advisory Fees Paid$1,101,884
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Material Fund Change [Text Block]
C000027677
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class I
Trading Symbol	ICISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,726	$10,048	$9,253
2016	$12,061	$11,328	$12,190
2017	$13,413	$13,722	$13,146
2018	$11,062	$13,003	$11,455
2019	$13,321	$17,036	$14,020
2020	$14,637	$20,595	$14,669
2021	$19,690	$25,880	$18,816
2022	$16,997	$20,908	$16,091
2023	$19,399	$26,335	$18,448
2024	$21,641	$32,605	$19,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.56%	10.19%	8.03%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 134,108,552
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$134,108,552 # of Portfolio Holdings100 Portfolio Turnover Rate81% Investment Advisory Fees Paid$1,101,884
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Material Fund Change [Text Block]
C000168857
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class R6
Trading Symbol	VYRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,285	$11,120	$12,787
2017	$13,661	$13,470	$13,790
2018	$11,260	$12,764	$12,016
2019	$13,567	$16,723	$14,707
2020	$14,915	$20,217	$15,388
2021	$20,072	$25,404	$19,738
2022	$17,339	$20,524	$16,880
2023	$19,806	$25,852	$19,352
2024	$22,110	$32,006	$20,911

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	11.63%	10.26%	9.59%
Russell 3000® Index	23.81%	13.86%	14.38%
Russell 2000® Value Index	8.05%	7.29%	8.89%

AssetsNet	$ 134,108,552
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$134,108,552 # of Portfolio Holdings100 Portfolio Turnover Rate81% Investment Advisory Fees Paid$1,101,884
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Material Fund Change [Text Block]
C000027678
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S
Trading Symbol	ICSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,705	$10,048	$9,253
2016	$12,006	$11,328	$12,190
2017	$13,316	$13,722	$13,146
2018	$10,952	$13,003	$11,455
2019	$13,165	$17,036	$14,020
2020	$14,421	$20,595	$14,669
2021	$19,357	$25,880	$18,816
2022	$16,665	$20,908	$16,091
2023	$18,974	$26,335	$18,448
2024	$21,113	$32,605	$19,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.27%	9.91%	7.76%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 134,108,552
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$134,108,552 # of Portfolio Holdings100 Portfolio Turnover Rate81% Investment Advisory Fees Paid$1,101,884
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Material Fund Change [Text Block]
C000074835
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S2
Trading Symbol	ICVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 2000®Value Index due primarily to strong security selection, while sector allocation also added to relative performance.

↑ Top contributors to performance: Outperformance was driven by strong selection, particularly within industrials, energy, materials, & real estate. Sector allocation had a modestly positive impact on relative performance, driven by underweights to energy & healthcare and overweights to industrials & technology. Top contributors included Carpenter Technologies & FTAI Aviation.

↓ Top detractors from performance: Security selection within information technology, consumer discretionary, & healthcare detracted as did an underweight to banks. On an individual level, detractors included secondhand auto products supplier Advance Auto Parts & second hand retailer, Savers Value Village.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,681	$10,048	$9,253
2016	$11,963	$11,328	$12,190
2017	$13,252	$13,722	$13,146
2018	$10,885	$13,003	$11,455
2019	$13,056	$17,036	$14,020
2020	$14,289	$20,595	$14,669
2021	$19,141	$25,880	$18,816
2022	$16,450	$20,908	$16,091
2023	$18,704	$26,335	$18,448
2024	$20,784	$32,605	$19,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.12%	9.75%	7.59%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 134,108,552
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$134,108,552 # of Portfolio Holdings100 Portfolio Turnover Rate81% Investment Advisory Fees Paid$1,101,884
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.3)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Group 1 Automotive, Inc.	1.7%
Radian Group, Inc.	1.7%
Tanger Factory Outlet Centers, Inc.	1.6%
PNM Resources, Inc.	1.6%
Murphy Oil Corp.	1.6%
Lazard, Inc.	1.6%
Hancock Whitney Corp.	1.6%
Cushman & Wakefield PLC	1.6%
Spire, Inc.	1.6%
StoneX Group, Inc.	1.5%

Material Fund Change [Text Block]
C000020751
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class ADV
Trading Symbol	IVKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,381	$10,048	$9,617	$10,138
2016	$11,024	$11,328	$11,285	$11,351
2017	$12,933	$13,722	$12,826	$13,828
2018	$11,308	$13,003	$11,765	$13,223
2019	$14,119	$17,036	$14,888	$17,386
2020	$14,015	$20,595	$15,305	$20,586
2021	$18,597	$25,880	$19,155	$26,496
2022	$18,619	$20,908	$17,711	$21,697
2023	$20,798	$26,335	$19,741	$27,401
2024	$23,801	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.44%	11.01%	9.06%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 232,769,887
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,769,887 # of Portfolio Holdings77 Portfolio Turnover Rate23% Investment Advisory Fees Paid$1,449,532
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Material Fund Change [Text Block]
C000020752
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class I
Trading Symbol	IVKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,424	$10,048	$9,617	$10,138
2016	$11,132	$11,328	$11,285	$11,351
2017	$13,131	$13,722	$12,826	$13,828
2018	$11,535	$13,003	$11,765	$13,223
2019	$14,477	$17,036	$14,888	$17,386
2020	$14,445	$20,595	$15,305	$20,586
2021	$19,260	$25,880	$19,155	$26,496
2022	$19,380	$20,908	$17,711	$21,697
2023	$21,754	$26,335	$19,741	$27,401
2024	$25,029	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.05%	11.57%	9.61%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 232,769,887
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,769,887 # of Portfolio Holdings77 Portfolio Turnover Rate23% Investment Advisory Fees Paid$1,449,532
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Material Fund Change [Text Block]
C000020753
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Comstock Portfolio
Class Name	Class S
Trading Symbol	IVKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in communication services, financials & materials contributed to performance. Key relative contributors were Meta Platforms, Alphabet. Johnson controls, Eaton, Emerson Electric & International Paper. Also, having no exposure to metals and mining stocks aided performance.

↓ Top detractors from performance: Stock selection in healthcare, information technology & consumer staples detracted from returns. Key relative detractors were CVS Health, Elevance Health, Cognizant Technology Solutions, Intel, NXP Semiconductors and not owning, Walmart.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Value Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,403	$10,048	$9,617	$10,138
2016	$11,076	$11,328	$11,285	$11,351
2017	$13,033	$13,722	$12,826	$13,828
2018	$11,418	$13,003	$11,765	$13,223
2019	$14,300	$17,036	$14,888	$17,386
2020	$14,232	$20,595	$15,305	$20,586
2021	$18,923	$25,880	$19,155	$26,496
2022	$18,994	$20,908	$17,711	$21,697
2023	$21,279	$26,335	$19,741	$27,401
2024	$24,408	$32,605	$22,578	$34,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.70%	11.29%	9.33%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

AssetsNet	$ 232,769,887
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$232,769,887 # of Portfolio Holdings77 Portfolio Turnover Rate23% Investment Advisory Fees Paid$1,449,532
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.0%
Common Stock	97.9%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.3%
Bank of America Corp.	3.1%
Microsoft Corp.	2.7%
Alphabet, Inc. - Class A	2.3%
Cisco Systems, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.1%
Johnson Controls International PLC	1.9%
Philip Morris International, Inc.	1.9%
State Street Corp.	1.9%
FedEx Corp.	1.9%

Material Fund Change [Text Block]
C000020757
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class ADV
Trading Symbol	IUAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,745	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,177	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,331	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,111	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,277	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,554	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,178	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$15,792	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,326	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,305	$24,185	$11,433	$22,578	$11,601	$17,793

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.42%	7.78%	6.80%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

AssetsNet	$ 464,030,035
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,030,035 # of Portfolio Holdings320 Portfolio Turnover Rate125% Investment Advisory Fees Paid$4,632,168
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Material Fund Change [Text Block]
C000020758
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class I
Trading Symbol	IUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,794	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,290	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,521	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,336	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,614	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$15,001	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,791	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$16,439	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$18,124	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$20,297	$24,185	$11,433	$22,578	$11,601	$17,793

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.00%	8.31%	7.34%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

AssetsNet	$ 464,030,035
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,030,035 # of Portfolio Holdings320 Portfolio Turnover Rate125% Investment Advisory Fees Paid$4,632,168
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Material Fund Change [Text Block]
C000020759
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S
Trading Symbol	IUASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,769	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,234	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,427	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,225	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,447	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,776	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,481	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$16,112	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,718	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,793	$24,185	$11,433	$22,578	$11,601	$17,793

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.71%	8.04%	7.07%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

AssetsNet	$ 464,030,035
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,030,035 # of Portfolio Holdings320 Portfolio Turnover Rate125% Investment Advisory Fees Paid$4,632,168
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Material Fund Change [Text Block]
C000074833
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S2
Trading Symbol	IVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance: Stock selection in consumer discretionary was the largest contributor due to Amazon. Stock selection and an underweight in real estate also contributed to relative returns. Lastly, selection in communication services & financials also aided relative performance due to Alphabet and Meta, and Wells Fargo and Bank of America, respectively.

↓ Top detractors from performance: The Fund holds high grade bonds & convertible securities to provide income and to a measure of stability in volatile markets. These securities lagged the benchmark & detracted from relative returns. From an equity standpoint, stock selection in industrials & energy also detracted. Within industrials, Stanley Black and Decker was a key detractor. In energy, ConocoPhillips was the largest detractor.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Value Index	Bloomberg U.S. Government/Credit Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,756	$9,764	$10,055	$9,617	$10,015	$9,797
2016	$11,204	$10,531	$10,321	$11,285	$10,320	$10,935
2017	$12,377	$13,056	$10,687	$12,826	$10,733	$12,002
2018	$11,166	$11,827	$10,688	$11,765	$10,688	$11,409
2019	$13,358	$14,973	$11,620	$14,888	$11,726	$13,676
2020	$14,661	$17,407	$12,493	$15,305	$12,773	$14,517
2021	$17,324	$20,634	$12,300	$19,155	$12,550	$16,536
2022	$15,948	$16,845	$10,700	$17,711	$10,845	$14,932
2023	$17,516	$20,585	$11,291	$19,741	$11,466	$16,316
2024	$19,534	$24,185	$11,433	$22,578	$11,601	$17,793

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.53%	7.90%	6.93%
MSCI All Country World Index℠	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	-0.21%	1.50%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	9.05%	5.40%	5.93%

AssetsNet	$ 464,030,035
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$464,030,035 # of Portfolio Holdings320 Portfolio Turnover Rate125% Investment Advisory Fees Paid$4,632,168
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.3%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.4%
Convertible Bonds/Notes	8.8%
U.S. Treasury Obligations	9.7%
Corporate Bonds/Notes	13.4%
Common Stock	61.1%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 12/15/27	3.3%
Wells Fargo & Co.	2.5%
Bank of America Corp.	2.2%
United States Treasury Notes, 4.375%, 12/31/29	2.2%
Amazon.com, Inc.	1.6%
United States Treasury Notes, 4.500%, 12/31/31	1.4%
United States Treasury Notes, 4.250%, 12/31/26	1.4%
Johnson Controls International PLC	1.4%
Parker-Hannifin Corp.	1.3%
Alphabet, Inc. - Class A	1.3%

Material Fund Change [Text Block]
C000020695
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IJMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$145	1.36%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,673	$10,048	$9,522
2016	$11,067	$11,328	$11,426
2017	$12,552	$13,722	$12,951
2018	$10,999	$13,003	$11,359
2019	$13,838	$17,036	$14,433
2020	$13,848	$20,595	$15,149
2021	$17,885	$25,880	$19,442
2022	$16,304	$20,908	$17,103
2023	$17,979	$26,335	$19,277
2024	$20,444	$32,605	$21,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	13.71%	8.12%	7.41%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 289,421,240
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$289,421,240 # of Portfolio Holdings102 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,136,075
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000020696
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IJMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,723	$10,048	$9,522
2016	$11,176	$11,328	$11,426
2017	$12,744	$13,722	$12,951
2018	$11,220	$13,003	$11,359
2019	$14,189	$17,036	$14,433
2020	$14,267	$20,595	$15,149
2021	$18,517	$25,880	$19,442
2022	$16,963	$20,908	$17,103
2023	$18,810	$26,335	$19,277
2024	$21,499	$32,605	$21,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.30%	8.67%	7.96%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 289,421,240
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$289,421,240 # of Portfolio Holdings102 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,136,075
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000020697
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IJMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,696	$10,048	$9,522
2016	$11,121	$11,328	$11,426
2017	$12,648	$13,722	$12,951
2018	$11,106	$13,003	$11,359
2019	$14,016	$17,036	$14,433
2020	$14,055	$20,595	$15,149
2021	$18,202	$25,880	$19,442
2022	$16,633	$20,908	$17,103
2023	$18,385	$26,335	$19,277
2024	$20,966	$32,605	$21,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.04%	8.39%	7.68%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 289,421,240
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$289,421,240 # of Portfolio Holdings102 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,136,075
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000074827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IJPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Value Index primarily due to stock selection in financials.

↑ Top contributors to performance: Stock selection & an overweight to financials sectors contributed to performance. At an individual stock level, positions in Williams (WMB) & Ameriprise Financial (AMP) contributed to performance. Within financials, an emphasis on quality proved to be a bright spot. Insurance providers Arch Capital (ACGL) & Hartford Financial (HIG) were amongst the top contributors.

↓ Top detractors from performance: Stock Selection in materials & utilities sectors detracted from performance. At an individual stock level, positions in Celanese (CE) and Microchip Technology (MCHP) detracted from performance. Rayonier (RYN), a timberland REIT, also served as a top detractor.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2015	$9,680	$10,048	$9,522
2016	$11,089	$11,328	$11,426
2017	$12,588	$13,722	$12,951
2018	$11,039	$13,003	$11,359
2019	$13,905	$17,036	$14,433
2020	$13,930	$20,595	$15,149
2021	$18,011	$25,880	$19,442
2022	$16,422	$20,908	$17,103
2023	$18,133	$26,335	$19,277
2024	$20,647	$32,605	$21,797

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	13.86%	8.23%	7.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 289,421,240
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$289,421,240 # of Portfolio Holdings102 Portfolio Turnover Rate26% Investment Advisory Fees Paid$2,136,075
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	4.2%
Common Stock	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ameriprise Financial, Inc.	2.2%
Loews Corp.	2.0%
Raymond James Financial, Inc.	1.8%
Williams Cos., Inc.	1.8%
AmerisourceBergen Corp.	1.7%
PG&E Corp.	1.6%
WEC Energy Group, Inc.	1.5%
AMETEK, Inc.	1.5%
Diamondback Energy, Inc.	1.4%
First Citizens BancShares, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000020742
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IAXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,151	$10,048	$9,782	$9,980
2016	$10,855	$11,328	$11,811	$10,712
2017	$13,473	$13,722	$13,729	$13,418
2018	$12,965	$13,003	$12,208	$12,781
2019	$17,705	$17,036	$15,406	$17,314
2020	$23,239	$20,595	$17,511	$23,477
2021	$26,316	$25,880	$21,846	$26,465
2022	$19,834	$20,908	$18,993	$19,394
2023	$23,861	$26,335	$22,115	$24,410
2024	$29,388	$32,605	$25,195	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	23.17%	10.67%	11.38%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,148,637,881
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,148,637,881 # of Portfolio Holdings278 Portfolio Turnover Rate45% Investment Advisory Fees Paid$7,531,425
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Material Fund Change [Text Block]
C000020743
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,202	$10,048	$9,782	$9,980
2016	$10,958	$11,328	$11,811	$10,712
2017	$13,677	$13,722	$13,729	$13,418
2018	$13,235	$13,003	$12,208	$12,781
2019	$18,157	$17,036	$15,406	$17,314
2020	$23,939	$20,595	$17,511	$23,477
2021	$27,243	$25,880	$21,846	$26,465
2022	$20,611	$20,908	$18,993	$19,394
2023	$24,932	$26,335	$22,115	$24,410
2024	$30,895	$32,605	$25,195	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	23.92%	11.22%	11.94%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,148,637,881
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,148,637,881 # of Portfolio Holdings278 Portfolio Turnover Rate45% Investment Advisory Fees Paid$7,531,425
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Material Fund Change [Text Block]
C000168850
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,762	$11,120	$11,550	$10,695
2017	$13,432	$13,470	$13,426	$13,398
2018	$12,996	$12,764	$11,938	$12,761
2019	$17,845	$16,723	$15,066	$17,288
2020	$23,537	$20,217	$17,124	$23,440
2021	$26,785	$25,404	$21,364	$26,424
2022	$20,274	$20,524	$18,574	$19,364
2023	$24,538	$25,852	$21,627	$24,372
2024	$30,389	$32,006	$24,639	$29,760

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	23.84%	11.24%	13.69%
Russell 3000® Index	23.81%	13.86%	14.38%
S&P MidCap 400® Index	13.93%	10.34%	10.98%
Russell Midcap® Growth Index	22.10%	11.47%	13.42%

AssetsNet	$ 1,148,637,881
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,148,637,881 # of Portfolio Holdings278 Portfolio Turnover Rate45% Investment Advisory Fees Paid$7,531,425
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Material Fund Change [Text Block]
C000020744
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IAXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,172	$10,048	$9,782	$9,980
2016	$10,902	$11,328	$11,811	$10,712
2017	$13,569	$13,722	$13,729	$13,418
2018	$13,102	$13,003	$12,208	$12,781
2019	$17,934	$17,036	$15,406	$17,314
2020	$23,569	$20,595	$17,511	$23,477
2021	$26,770	$25,880	$21,846	$26,465
2022	$20,218	$20,908	$18,993	$19,394
2023	$24,386	$26,335	$22,115	$24,410
2024	$30,105	$32,605	$25,195	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	23.45%	10.92%	11.65%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,148,637,881
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,148,637,881 # of Portfolio Holdings278 Portfolio Turnover Rate45% Investment Advisory Fees Paid$7,531,425
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Material Fund Change [Text Block]
C000074830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IAXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the Russell Midcap® Growth Index primarily due to stock selection.

↑ Top contributors to performance: The information technology sector contributed to relative results, driven by stock selection. Favorable stock selection coupled with an underweight allocation to the consumer staples sector also aided relative performance. The utilities sector also boosted relative results. On an individual stock level, an overweight allocation to Vistra and underweight to Super Micro Computer contributed.

↓ Top detractors from performance: Stock selection in the real estate sector was a notable detractor from relative performance. Unfavorable stock selection and an underweight allocation to the energy sector also hindered relative returns during the period. At an individual stock level, CoStar Group & Halliburto detracted.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,160	$10,048	$9,782	$9,980
2016	$10,870	$11,328	$11,811	$10,712
2017	$13,509	$13,722	$13,729	$13,418
2018	$13,016	$13,003	$12,208	$12,781
2019	$17,792	$17,036	$15,406	$17,314
2020	$23,378	$20,595	$17,511	$23,477
2021	$26,484	$25,880	$21,846	$26,465
2022	$19,968	$20,908	$18,993	$19,394
2023	$24,045	$26,335	$22,115	$24,410
2024	$29,666	$32,605	$25,195	$29,806

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	23.38%	10.77%	11.49%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,148,637,881
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,148,637,881 # of Portfolio Holdings278 Portfolio Turnover Rate45% Investment Advisory Fees Paid$7,531,425
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.0%
Preferred Stock	1.0%
Common Stock	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.8%
AppLovin Corp. - Class A	2.9%
Vistra Corp.	2.1%
Trade Desk, Inc. - Class A	1.8%
Axon Enterprise, Inc.	1.6%
Ameriprise Financial, Inc.	1.5%
AmerisourceBergen Corp.	1.5%
Verisk Analytics, Inc.	1.4%
Datadog, Inc. - Class A	1.4%
Fair Isaac Corp.	1.4%

Material Fund Change [Text Block]
C000020745
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class ADV
Trading Symbol	IGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$139	1.21%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,026	$10,048	$10,138	$10,567
2016	$11,136	$11,328	$11,351	$11,315
2017	$14,802	$13,722	$13,828	$14,733
2018	$14,570	$13,003	$13,223	$14,511
2019	$18,962	$17,036	$17,386	$19,792
2020	$25,789	$20,595	$20,586	$27,409
2021	$30,828	$25,880	$26,496	$34,974
2022	$18,210	$20,908	$21,697	$24,783
2023	$26,618	$26,335	$27,401	$35,360
2024	$34,349	$32,605	$34,257	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	29.05%	12.62%	13.13%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,559,548,415
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,559,548,415 # of Portfolio Holdings69 Portfolio Turnover Rate39% Investment Advisory Fees Paid$9,496,085
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Material Fund Change [Text Block]
C000020746
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class I
Trading Symbol	ITGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,081	$10,048	$10,138	$10,567
2016	$11,248	$11,328	$11,351	$11,315
2017	$15,025	$13,722	$13,828	$14,733
2018	$14,862	$13,003	$13,223	$14,511
2019	$19,445	$17,036	$17,386	$19,792
2020	$26,576	$20,595	$20,586	$27,409
2021	$31,930	$25,880	$26,496	$34,974
2022	$18,946	$20,908	$21,697	$24,783
2023	$27,831	$26,335	$27,401	$35,360
2024	$36,094	$32,605	$34,257	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	29.69%	13.17%	13.70%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,559,548,415
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,559,548,415 # of Portfolio Holdings69 Portfolio Turnover Rate39% Investment Advisory Fees Paid$9,496,085
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Material Fund Change [Text Block]
C000020747
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S
Trading Symbol	ITGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,054	$10,048	$10,138	$10,567
2016	$11,192	$11,328	$11,351	$11,315
2017	$14,914	$13,722	$13,828	$14,733
2018	$14,715	$13,003	$13,223	$14,511
2019	$19,200	$17,036	$17,386	$19,792
2020	$26,181	$20,595	$20,586	$27,409
2021	$31,376	$25,880	$26,496	$34,974
2022	$18,573	$20,908	$21,697	$24,783
2023	$27,219	$26,335	$27,401	$35,360
2024	$35,209	$32,605	$34,257	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	29.36%	12.89%	13.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,559,548,415
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,559,548,415 # of Portfolio Holdings69 Portfolio Turnover Rate39% Investment Advisory Fees Paid$9,496,085
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Material Fund Change [Text Block]
C000074831
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Growth Equity Portfolio
Class Name	Class S2
Trading Symbol	ITRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed the S&P 500® Index.

↑ Top contributors to performance: Sector allocation drove relative outperformance. Top performing sectors included communication services, information technology and health care. At an individual stock, Spotify contributed to performance.

↓ Top detractors from performance: At a sector level, financials & industrials and business services detracted from relative performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P 500® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,038	$10,048	$10,138	$10,567
2016	$11,159	$11,328	$11,351	$11,315
2017	$14,847	$13,722	$13,828	$14,733
2018	$14,628	$13,003	$13,223	$14,511
2019	$19,057	$17,036	$17,386	$19,792
2020	$25,943	$20,595	$20,586	$27,409
2021	$31,046	$25,880	$26,496	$34,974
2022	$18,356	$20,908	$21,697	$24,783
2023	$26,855	$26,335	$27,401	$35,360
2024	$34,690	$32,605	$34,257	$47,154

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	29.18%	12.73%	13.25%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,559,548,415
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,559,548,415 # of Portfolio Holdings69 Portfolio Turnover Rate39% Investment Advisory Fees Paid$9,496,085
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	2.1%
Preferred Stock	0.5%
Common Stock	97.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
Apple, Inc.	12.0%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	8.7%
Alphabet, Inc. - Class A	6.5%
Meta Platforms, Inc. - Class A	4.9%
Eli Lilly & Co.	2.8%
Visa, Inc. - Class A	2.6%
Tesla, Inc.	2.4%
Mastercard, Inc. - Class A	2.2%

Material Fund Change [Text Block]